UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of registrant as specified in charter)

	64106	922 Walnut, Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri	64106	(Zip code)
(Zip code)	(Zip code)	(Address of principal executive offices)	(Zip code)

Diana E. McCarthy, Esq.

Drinker, Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia,

PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: July 31, 2017

Item 1.	Schedule of Investments.

COMMERCE GROWTH FUND

Schedule of Investments

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 97.2%
Commercial Services* – 1.0%
17,200	CDK Global, Inc.	$ 1,131,416

Communications – 1.2%
27,500	Verizon Communications, Inc.	1,331,000

Consumer Durables – 2.1%
23,465	Newell Brands, Inc.	1,237,075
27,700	Toll Brothers, Inc.	1,068,943

		2,306,018

Consumer Non-Durables – 9.5%
16,500	Altria Group, Inc.	1,072,005
16,600	Colgate-Palmolive Co.	1,198,520
11,200	Dr Pepper Snapple Group, Inc.	1,020,992
14,600	Kellogg Co.	992,800
9,600	Kimberly-Clark Corp.	1,182,336
10,900	PepsiCo, Inc.	1,271,049
10,500	Philip Morris International, Inc.	1,225,455
28,200	The Coca-Cola Co.	1,292,688
13,000	The Estee Lauder Cos., Inc. Class A	1,286,870

		10,542,715

Consumer Services – 6.8%
20,600	CBS Corp. Class B	1,356,098
31,400	Comcast Corp. Class A	1,270,130
8,400	McDonald’s Corp.	1,303,176
33,000	Service Corp. International	1,146,090
21,100	Starbucks Corp.	1,138,978
12,200	The Walt Disney Co.	1,341,146

		7,555,618

Electronic Technology – 14.4%
17,500	Agilent Technologies, Inc.	1,046,325
16,400	Amphenol Corp. Class A	1,256,568
40,400	Apple, Inc.	6,008,692
30,400	Cadence Design Systems, Inc.*	1,121,760
42,800	Corning, Inc.	1,247,192
4,400	Lockheed Martin Corp.	1,285,372
10,500	Rockwell Collins, Inc.	1,118,565
6,410	The Boeing Co.	1,554,168
7,300	Thermo Fisher Scientific, Inc.	1,281,369

		15,920,011

Finance – 10.0%
12,700	Crown Castle International Corp.	1,277,366
8,900	Digital Realty Trust, Inc.	1,026,526
7,800	Erie Indemnity Co. Class A	994,188
15,000	Fidelity National Information Services, Inc.	1,368,300
19,700	Intercontinental Exchange, Inc.	1,314,187
10,500	Mastercard, Inc. Class A	1,341,900
6,000	Public Storage	1,233,420
14,500	T. Rowe Price Group, Inc.	1,199,440
13,500	Visa, Inc. Class A	1,344,060

		11,099,387

Health Services – 4.4%
6,700	Anthem, Inc.	1,247,607
15,700	Cerner Corp.*	1,010,609
15,100	HCA Healthcare, Inc.*	1,213,134
7,100	UnitedHealth Group, Inc.	1,361,851

		4,833,201

Health Technology – 8.2%
7,700	Amgen, Inc.	1,343,727
6,600	Becton Dickinson & Co.	1,329,240
9,900	Bio-Techne Corp.	1,147,509

Shares	Description	Value
Common Stocks – (continued)
Health Technology – (continued)
10,300	Celgene Corp.*	$ 1,394,723
9,300	Johnson & Johnson	1,234,296
9,100	Stryker Corp.	1,338,610
10,100	Zimmer Biomet Holdings, Inc.	1,225,332

		9,013,437

Industrial Services – 1.2%
17,300	Waste Management, Inc.	1,300,095

Process Industries – 4.2%
9,400	Ecolab, Inc.	1,237,698
9,400	Praxair, Inc.	1,223,504
19,100	RPM International, Inc.	990,717
12,100	The Scotts Miracle-Gro Co.	1,161,479

		4,613,398

Producer Manufacturing – 7.1%
16,400	AMETEK, Inc.	1,009,912
9,300	Honeywell International, Inc.	1,265,916
8,700	Illinois Tool Works, Inc.	1,224,177
5,500	Lennox International, Inc.	940,500
1,800	Mettler-Toledo International, Inc.*	1,031,544
9,000	Nordson Corp.	1,143,000
5,400	Roper Technologies, Inc.	1,255,284

		7,870,333

Retail Trade – 6.8%
2,700	Amazon.com, Inc.*	2,667,006
15,800	Lowe’s Cos., Inc.	1,222,920
21,100	Ross Stores, Inc.	1,167,252
8,600	The Home Depot, Inc.	1,286,560
3,600	The Sherwin-Williams Co.	1,214,172

		7,557,910

Technology Services – 19.1%
8,800	Adobe Systems, Inc.*	1,289,112
4,500	Alphabet, Inc. Class A*	4,254,750
12,300	Automatic Data Processing, Inc.	1,462,593
12,200	Euronet Worldwide, Inc.*	1,178,642
17,500	Facebook, Inc. Class A*	2,961,875
10,200	Fiserv, Inc.*	1,310,700
10,100	Jack Henry & Associates, Inc.	1,083,932
57,000	Microsoft Corp.	4,143,900
20,500	Paychex, Inc.	1,185,925
11,400	Red Hat, Inc.*	1,127,118
37,100	Symantec Corp.	1,149,729

		21,148,276

Transportation – 1.2%
11,700	United Parcel Service, Inc. Class B	1,290,393

TOTAL COMMON STOCKS (Cost $80,020,341)		$107,513,208

Exchange Traded Fund – 1.7%
15,800	iShares Russell 1000 Growth Index Fund	$ 1,922,860
(Cost $1,862,463)

COMMERCE GROWTH FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.0%
Repurchase Agreement – 1.0%
State Street Bank & Trust Co.
$ 1,085,000	0.120%	08/01/17	$ 1,085,000
Maturity Value: $1,085,004
(Cost $1,085,000)

TOTAL INVESTMENTS – 99.9% (Cost $82,967,804)			$110,521,068

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			158,113

NET ASSETS – 100.0%			$110,679,181

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Repurchase agreement was entered into on July 31, 2017. This agreement was fully collateralized by $1,195,000 U.S. Treasury Bond, 2.500%, due 05/15/46 with a market value of $1,107,248.

COMMERCE GROWTH FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$83,047,458
Gross unrealized gain	27,649,873
Gross unrealized loss	(176,263)
Net unrealized security gain	$27,473,610

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE VALUE FUND

Schedule of Investments

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 99.3%
Commercial Services – 1.9%
62,000	Omnicom Group, Inc.	$ 4,881,880

Communications – 6.0%
264,000	AT&T, Inc.	10,296,000
110,000	Verizon Communications, Inc.	5,324,000

		15,620,000

Consumer Durables – 1.6%
71,000	Tupperware Brands Corp.	4,310,410

Consumer Non-Durables – 7.5%
67,000	Altria Group, Inc.	4,352,990
39,000	Kimberly-Clark Corp.	4,803,240
44,000	PepsiCo, Inc.	5,130,840
57,000	Procter & Gamble Co.	5,176,740

		19,463,810

Consumer Services – 2.0%
34,000	McDonald’s Corp.	5,274,760

Electronic Technology – 8.6%
162,000	Cisco Systems, Inc.	5,094,900
297,000	HP, Inc.	5,672,700
18,000	Lockheed Martin Corp.	5,258,340
26,000	The Boeing Co.	6,303,960

		22,329,900

Energy Minerals – 9.4%
108,000	Chevron Corp.	11,792,520
93,000	Exxon Mobil Corp.	7,443,720
86,000	Occidental Petroleum Corp.	5,325,980

		24,562,220

Finance – 25.9%
40,000	Ameriprise Financial, Inc.	5,795,200
87,000	Arthur J. Gallagher & Co.	5,114,730
115,000	BB&T Corp.	5,441,800
40,000	CME Group, Inc.	4,904,800
118,000	JPMorgan Chase & Co.	10,832,400
197,000	Kimco Realty Corp.	3,975,460
291,000	People’s United Financial, Inc.	5,075,040
79,000	Principal Financial Group, Inc.	5,273,250
24,000	Public Storage	4,933,680
70,000	T. Rowe Price Group, Inc.	5,790,400
190,000	Wells Fargo & Co.	10,248,600

		67,385,360

Health Technology – 11.0%
31,000	Amgen, Inc.	5,409,810
58,000	Johnson & Johnson	7,697,760
122,000	Merck & Co., Inc.	7,793,360
234,500	Pfizer, Inc.	7,776,020

		28,676,950

Industrial Services – 2.3%
105,000	ONEOK, Inc.	5,939,850

Process Industries – 3.8%
35,000	Air Products & Chemicals, Inc.	4,975,250
101,000	Sonoco Products Co.	4,896,480

		9,871,730

Shares	Description	Value
Common Stocks – (continued)
Producer Manufacturing – 5.8%
48,000	Caterpillar, Inc.	$ 5,469,600
85,000	Emerson Electric Co.	5,066,850
177,000	General Electric Co.	4,532,970

		15,069,420

Retail Trade – 2.6%
87,000	Kohl’s Corp.	3,597,450
140,000	Macy’s, Inc.	3,325,000

		6,922,450

Technology Services – 3.7%
33,000	International Business Machines Corp.	4,774,110
85,000	Paychex, Inc.	4,917,250

		9,691,360

Utilities – 7.2%
57,500	Dominion Energy, Inc.	4,437,850
34,500	NextEra Energy, Inc.	5,040,105
124,000	PPL Corp.	4,752,920
92,500	The Southern Co.	4,433,525

		18,664,400

TOTAL COMMON STOCKS (Cost $229,508,547)		$258,664,500

Exchange Traded Fund – 0.9%
20,000	iShares Russell 1000 Value Index Fund	$ 2,344,000
(Cost $2,322,586)

TOTAL INVESTMENTS – 100.2%
(Cost $231,831,133)		$261,008,500

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(617,806)

NET ASSETS – 100.0%		$260,390,694

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

COMMERCE VALUE FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$232,005,405
Gross unrealized gain	35,874,755
Gross unrealized loss	(6,871,660)
Net unrealized security gain	$29,003,095

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

July 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 95.1%
Commercial Services – 7.4%
12,000	Equifax, Inc.	$ 1,745,280
14,000	Gartner, Inc.*	1,796,480
40,100	KAR Auction Services, Inc.	1,685,804
16,200	MSCI, Inc.	1,764,990
20,900	Omnicom Group, Inc.	1,645,666
16,200	WEX, Inc.*	1,760,616

		10,398,836

Consumer Durables – 4.8%
7,000	Mohawk Industries, Inc.*	1,742,930
31,236	Newell Brands, Inc.	1,646,762
23,600	The Toro Co.	1,677,724
44,400	Toll Brothers, Inc.	1,713,396

		6,780,812

Consumer Non-Durables – 9.5%
71,100	Blue Buffalo Pet Products, Inc.*	1,590,507
34,800	Brown-Forman Corp. Class B	1,719,120
19,700	Carter’s, Inc.	1,708,581
32,100	Church & Dwight Co., Inc.	1,712,535
37,000	Coach, Inc.	1,744,180
18,500	Dr Pepper Snapple Group, Inc.	1,686,460
16,800	McCormick & Co., Inc.	1,601,040
15,300	The Hershey Co.	1,611,243

		13,373,666

Consumer Services – 7.1%
8,100	Domino’s Pizza, Inc.	1,510,650
80,800	Regal Entertainment Group Class A	1,536,816
39,550	Rollins, Inc.	1,716,865
52,100	Service Corp. International	1,809,433
29,200	Six Flags Entertainment Corp.	1,660,604
16,900	Wyndham Worldwide Corp.	1,763,853

		9,998,221

Distribution Services – 2.2%
20,200	MSC Industrial Direct Co., Inc. Class A	1,438,442
9,900	W.W. Grainger, Inc.	1,650,726

		3,089,168

Electronic Technology – 8.8%
22,600	Amphenol Corp. Class A	1,731,612
35,700	BWX Technologies, Inc.	1,880,676
50,100	Cadence Design Systems, Inc.*	1,848,690
46,100	CommScope Holding Co., Inc.*	1,695,558
37,100	Maxim Integrated Products, Inc.	1,685,824
20,200	Motorola Solutions, Inc.	1,831,736
16,000	Rockwell Collins, Inc.	1,704,480

		12,378,576

Energy Minerals – 1.3%
18,200	Cimarex Energy Co.	1,802,346

Finance – 11.5%
13,700	Boston Properties, Inc.	1,656,467
19,300	CBOE Holdings, Inc.	1,824,429
13,700	Erie Indemnity Co. Class A	1,746,202
22,000	Extra Space Storage, Inc.	1,749,000
13,900	Federal Realty Investment Trust	1,843,557
46,500	Gaming and Leisure Properties, Inc.	1,764,210
22,200	Morningstar, Inc.	1,833,054
12,900	SBA Communications Corp.*	1,774,395
23,100	T. Rowe Price Group, Inc.	1,910,832

		16,102,146

Shares	Description	Value
Common Stocks – (continued)
Health Services* – 2.3%
25,900	Cerner Corp.	$ 1,667,183
26,700	LifePoint Health, Inc.	1,585,980

		3,253,163

Health Technology – 7.2%
15,500	Bio-Techne Corp.	1,796,605
38,600	Hologic, Inc.*	1,706,506
48,300	QIAGEN NV*	1,586,172
7,200	The Cooper Cos., Inc.	1,755,864
17,700	West Pharmaceutical Services, Inc.	1,569,990
13,500	Zimmer Biomet Holdings, Inc.	1,637,820

		10,052,957

Process Industries – 6.1%
30,200	Crown Holdings, Inc.*	1,795,994
22,500	FMC Corp.	1,718,550
30,400	RPM International, Inc.	1,576,848
38,200	Sealed Air Corp.	1,662,082
19,500	The Scotts Miracle-Gro Co.	1,871,805

		8,625,279

Producer Manufacturing – 10.8%
27,700	AMETEK, Inc.	1,705,766
15,100	Graco, Inc.	1,752,204
15,200	IDEX Corp.	1,771,408
2,900	Mettler-Toledo International, Inc.*	1,661,932
14,500	Nordson Corp.	1,841,500
7,300	Roper Technologies, Inc.	1,696,958
12,900	Spectrum Brands Holdings, Inc.	1,489,176
8,500	Teleflex, Inc.	1,761,370
18,900	Wabtec Corp.	1,424,304

		15,104,618

Retail Trade – 2.3%
30,100	Dunkin’ Brands Group, Inc.	1,596,203
28,500	Ross Stores, Inc.	1,576,620

		3,172,823

Technology Services – 12.7%
14,200	ANSYS, Inc.*	1,839,610
13,700	Fiserv, Inc.*	1,760,450
16,200	Jack Henry & Associates, Inc.	1,738,584
27,900	Paychex, Inc.	1,614,015
29,200	PTC, Inc.*	1,611,548
19,500	Red Hat, Inc.*	1,927,965
60,200	Symantec Corp.	1,865,598
29,000	Total System Services, Inc.	1,840,340
28,100	Vantiv, Inc. Class A*	1,785,755
18,500	VeriSign, Inc.*	1,871,645

		17,855,510

Transportation – 1.1%
19,500	Landstar System, Inc.	1,621,425

TOTAL COMMON STOCKS (Cost $110,833,109)		$133,609,546

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Shares	Description		Value
Exchange Traded Fund – 3.0%
38,130	iShares Russell Midcap Growth Index Fund		$ 4,180,192
(Cost $3,962,436)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.8%
Repurchase Agreement – 1.8%
State Street Bank & Trust Co.
$ 2,462,000	0.120%	08/01/17	$ 2,462,000
Maturity Value: $2,462,008
(Cost $2,462,000)

TOTAL INVESTMENTS – 99.9% (Cost $117,257,545)			$140,251,738

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			168,566

NET ASSETS – 100.0%			$140,420,304

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Repurchase agreement was entered into on July 31, 2017. This agreement was fully collateralized by $2,715,000 U.S. Treasury Bond, 2.500%, due 05/15/46 with a market value of $2,515,629.

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$117,318,699
Gross unrealized gain	24,578,911
Gross unrealized loss	(1,645,872)
Net unrealized security gain	$22,933,039

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE BOND FUND

Schedule of Investments

July 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 14.0%
Auto(a) – 2.6%
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A, Class A
$ 5,200,000	2.630%	12/20/21	$ 5,227,135
Ford Credit Auto Owner Trust Series 2016-REV1, Class A
7,000,000	2.310	08/15/27	7,050,580
Ford Credit Auto Owner Trust Series 2017-1, Class A
2,500,000	2.620	08/15/28	2,534,156
Hertz Vehicle Financing II LP Series 2015-2A, Class A
5,000,000	2.020	09/25/19	4,983,572
NextGear Floorplan Master Owner Trust Series 2016-2A, Class A2
4,845,000	2.190	09/15/21	4,831,379
Oscar US Funding Trust Series 2014-1A, Class A3
2,336,171	1.720	04/15/19	2,329,901

			26,956,723

Credit Card – 0.5%
Cabela’s Credit Card Master Note Trust Series 2015-2, Class A1
5,680,000	2.250	07/17/23	5,722,266

Equipment(a) – 0.7%
Cronos Containers Program Ltd. Series 2013-1A, Class A
575,000	3.080	04/18/28	572,358
Cronos Containers Program Ltd. Series 2014-2A, Class A
3,518,518	3.270	11/18/29	3,517,522
Dong Fang Container Finance II SPV Ltd. Series 2014-1A, Class A1
1,533,333	1.950	11/25/39	1,523,483
Global SC Finance SRL Series 2013-1A, Class A
1,690,500	2.980	04/17/28	1,671,917

			7,285,280

Home Equity – 3.6%
Accredited Mortgage Loan Trust Series 2004-4, Class A1B(b)
1,231,270	1.996	01/25/35	1,214,288
Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6(b)
1,145,339	4.453	05/25/34	1,136,545
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5(c)
2,039,807	5.907	06/25/32	1,999,954
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-1, Class 2A2(b)
4,310,762	1.676	12/25/33	4,068,466
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(a)(b)
702,929	1.432	02/25/37	531,517
Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2(c)
376,809	4.250	09/25/33	379,205
Equity One ABS, Inc. Series 2004-2, Class AF5(c)
450,000	5.699	07/25/34	443,154
Home Partners of America Trust Seriies 2016-1, Class A(a)(b)
4,146,812	2.876	03/17/33	4,204,813
Invitation Homes Trust Series 2015-SFR2, Class A(a)(b)
4,377,278	2.579	06/17/32	4,393,541
Irwin Home Equity Series 2005-A, Class A3(b)
784,838	1.976	02/25/34	776,417
JPMorgan Mortgage Acquisition Corp. Series 2006-CH1, Class A5(b)
2,556,862	1.446	07/25/36	2,542,370

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(b)
$ 5,112,393	1.891%	12/25/34	$ 4,988,042
Progress Residential Trust Series 2015-SFR3, Class A(a)
3,505,153	3.067	11/12/32	3,566,729
Renaissance Home Equity Loan Trust Series 2005-3, Class AF3(c)
183,755	4.814	11/25/35	186,085
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(c)
1,125,000	5.140	11/25/35	1,169,755
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7(c)
2,026,908	7.490	07/25/29	2,064,353
Structured Asset Investment Loan Trust Series 2003-BC5, Class M1(b)
867,601	2.341	06/25/33	862,117
Structured Asset Securities Corp. Series 2005-9XS, Class 1A3A(c)
821,537	5.250	06/25/35	827,884
Terwin Mortgage Trust Series 2005-16HE, Class AF2(c)
123,529	4.245	09/25/36	124,687
Wells Fargo Home Equity Trust Series 2006-2, Class A4(b)
1,739,535	1.466	07/25/36	1,726,661

			37,206,583

Manufactured Housing – 0.2%
Green Tree Financial Corp. Series 1997-3, Class A6
5,463	7.320	03/15/28	5,552
Green Tree Financial Corp. Series 1998-3, Class A5
1,156,281	6.220	03/01/30	1,233,446
Green Tree Financial Corp. Series 1998-3, Class A6(b)
144,423	6.760	03/01/30	153,662
Lehman Manufactured Housing Contract Series 2001-B, Class A3
62,452	4.350	04/15/40	63,226
Mid-State Trust Series 11, Class A1
236,877	4.864	07/15/38	245,664

			1,701,550

Other – 4.2%
ARL Second LLC Series 2014-1A, Class A1(a)
2,022,785	2.920	06/15/44	2,018,864
Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A23(a)
6,500,000	4.118	07/25/47	6,558,110
FirstKey Lending Trust Series 2015-SFR1, Class A(a)
647,699	2.553	03/09/47	647,991
Global SC Finance IV Ltd. Series 2017-1A, Class A(a)
2,546,196	3.850	04/15/37	2,589,105
GreatAmerica Leasing Receivables Funding LLC Series 2016-1, Class A3(a)
3,500,000	1.730	06/20/19	3,498,413
Longtrain Leasing III LLC Series 2015-1A, Class A1(a)
4,457,379	2.980	01/15/45	4,445,944
NP SPE II LLC Series 2016-1A, Class A1(a)
3,584,045	4.164	04/20/46	3,690,798
Sofi Professional Loan Program LLC Series 2016-B, Class A2B(a)
3,410,000	2.740	10/25/32	3,448,343
Sofi Professional Loan Program LLC Series 2016-E, Class A2B(a)
4,900,000	2.490	01/25/36	4,910,626
State of Hawaii Department of Business Economic Development & Tourism Series 2014-A, Class A2
8,000,000	3.242	01/01/31	8,052,000

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Other – (continued)
TAL Advantage V LLC Series 2014-3A, Class A(a)
$ 3,666,667	3.270%	11/21/39	$ 3,659,348

			43,519,542

Student Loans – 2.2%
DRB Prime Student Loan Trust Series 2016-B, Class A2(a)
3,190,625	2.890	06/25/40	3,221,000
DRB Prime Student Loan Trust Series 2017-A, Class A2B(a)
4,550,000	2.850	05/27/42	4,579,392
Navient Private Education Loan Trust Series 2015-AA, Class A2A(a)
7,753,547	2.650	12/15/28	7,781,084
Northstar Education Finance, Inc. Series 2005-1, Class A5(b)
623,087	1.922	10/30/45	616,482
SLM Student Loan Trust Series 2011-A, Class A2(a)
2,447,979	4.370	04/17/28	2,493,564
South Carolina Student Loan Corp. Series 2015-A, Class A(b)
4,005,006	2.716	01/25/36	4,025,171

			22,716,693

TOTAL ASSET-BACKEDSECURITIES (Cost $142,001,298)			$145,108,637

Municipal Bond Obligations – 6.9%
California(d) – 1.9%
Anaheim California Public Financing Authority Revenue Bonds Build America Bonds
$ 4,000,000	5.685%	10/01/40	$ 5,028,800
Beverly Hills CA Unified School District GO Bonds (Capital Appreciation) (Refunding) Series 2016(e)
5,000,000	0.000	08/01/38	2,339,750
Foothill-De Anza CA Community College District GO Bonds (Taxable–Election of 2006) Series E
1,730,000	3.223	08/01/38	1,636,597
Hillsborough School District GO Bonds Capital Appreciation Election 2002 C(e)(f)
22,010,000	0.000	09/01/21	4,556,598
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B
3,000,000	6.507	08/01/43	4,072,290
San Mateo Union High School District GO Bonds Refunding Taxable Series B
2,055,000	2.520	09/01/20	2,094,189

			19,728,224

District of Columbia(d) – 0.5%
Metropolitan Washington D.C. Airport Authority System Revenue Bonds Series B
5,000,000	5.250	10/01/25	5,457,650

Florida – 0.2%
Inland Protection Financing Corp. Florida Revenue Bonds Build America Bonds Series 2010
2,000,000	4.700	07/01/19	2,092,540

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Idaho(a)(d) – 0.4%
Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011
$ 4,100,000	7.000%	01/01/31	$ 4,568,712

Illinois – 0.2%
Will County Community Consolidated School District No. 30-C GO Bonds Prerefunded Taxable Series C (AGM)(d)(f)
615,000	5.650	10/01/17	619,428
Will County Community Consolidated School District No. 30-C GO Bonds Unrefunded Taxable Series C (AGM)(d)
485,000	5.650	10/01/18	488,512
Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,189,470

			2,297,410

Kentucky(d) – 0.3%
River City, Inc. KY Parking Authority Revenue Bonds (Refunding) Series B
2,890,000	2.750	12/01/33	2,598,341

Maryland(d) – 0.1%
Baltimore County Maryland GO Bonds Build America Bonds Consolidated Public Improvement Series B
1,000,000	5.000	11/01/23	1,063,990

Michigan – 0.3%
Cedar Springs MI Public School District GO Bonds (Taxable-Refunding) Series B
1,800,000	2.035	05/01/21	1,777,320
Utica Community Schools GO Bonds (Taxable-Qualified School Construction-Direct Payment)(d)
1,500,000	5.875	05/01/22	1,583,985

			3,361,305

Missouri – 0.8%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds(d)
2,500,000	5.792	11/01/41	3,337,900
Missouri State Highways & Transit Commission State Road Revenue Bonds Build America Bonds Series 2010(d)
2,800,000	4.820	05/01/23	3,136,616
New Liberty Hospital District Revenue Bonds Build America Bonds Series B
1,345,000	5.704	12/01/19	1,424,503

			7,899,019

Nevada(d) – 0.3%
Clark County Nevada Sales & Excise Tax Revenue Bonds Build America Bonds Series C
2,525,000	5.100	07/01/21	2,732,202

New Jersey – 0.1%
New Jersey State Higher Education Student Assistance Authority Revenue Bonds Student Loan Series 1A (AMT)
1,250,000	4.000	12/01/19	1,311,225

New York – 0.6%
New York GO Build America Bonds Series 2010(d)
2,000,000	4.908	06/01/21	2,196,800

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
New York – (continued)
New York GO Build America Bonds Series 2010(d) (continued)
$ 1,055,000	5.008%	06/01/22	$ 1,184,913
New York Housing Development Corporation Multi-Family Housing Revenue Bonds Taxable Series I
2,600,000	1.921	11/01/18	2,606,058

			5,987,771

Ohio(d) – 0.2%
Ohio State GO Build America Bonds Taxable Conservation Project Direct Payment Series C

1,960,000	4.471	03/01/19	2,052,492

Pennsylvania(d) – 0.4%
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)

3,000,000	6.495	09/15/28	3,596,010

Puerto Rico(g) – 0.3%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series VV
1,100,000	5.500	07/01/20	673,970
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series ZZ
3,400,000	5.250	07/01/18	2,080,052

			2,754,022

South Carolina(d) – 0.1%
South Carolina State Housing Finance & Development Authority Revenue Bonds Refunding Taxable PAC Series A-2 (FHA)
1,395,000	4.000	07/01/34	1,421,184

Washington(d) – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
2,000,000	3.750	06/01/33	2,020,720

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $65,580,543)			$ 70,942,817

Mortgage-Backed Obligations – 23.8%
Collateralized Mortgage Obligations – 15.8%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(b)
$ 781,493	3.670%	04/25/35	$ 784,147
Agate Bay Mortgage Loan Trust Series 2015-3, Class A8(a)(b)
1,440,025	3.000	04/25/45	1,439,677
Agate Bay Mortgage Loan Trust Series 2016-1, Class A5(a)(b)
3,836,059	3.500	12/25/45	3,936,008
Agate Bay Mortgage Loan Trust Series 2016-2, Class A3(a)(b)
1,523,109	3.500	03/25/46	1,543,337
Agate Bay Mortgage Trust Series 2014-3, Class A2(a)(b)
4,665,455	3.500	11/25/44	4,677,846
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
444,722	5.500	11/25/20	446,564
Banc of America Alternative Loan Trust Series 2006-3, Class 6A1
78,069	6.000	04/25/36	78,618
Bear Stearns Alt-A Trust Series 2004-8, Class 1A(b)
1,582,638	1.916	09/25/34	1,567,667

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(b)
$ 1,848,973	3.315%	11/25/35	$ 1,571,255
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2(c)
341,626	5.750	01/25/34	346,986
Citicorp Mortgage Securities, Inc. Series 2006-4, Class 3A1
18,494	5.500	08/25/21	18,517
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
852,585	6.750	08/25/34	901,275
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(b)
605,932	3.614	12/25/35	515,087
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(b)
233,078	3.340	04/25/37	211,961
Citigroup Mortgage Loan Trust, Inc. Series 2009-5, Class 7A1(a)(b)
40,490	1.566	07/25/36	40,418
Citigroup Mortgage Loan Trust, Inc. Series 2015-A, Class A1(a)(b)
3,402,782	3.500	06/25/58	3,471,994
Citimortgage Alternative Loan Trust Series 2006-A3, Class 2A1
62,707	5.500	07/25/36	62,492
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
151,294	5.250	09/25/19	151,698
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
71,740	6.500	08/25/32	71,373
Countrywide Alternative Loan Trust Series 2007-J2, Class 2A1
178,836	6.000	07/25/37	172,984
Countrywide Home Loans Trust Series 2004-J1, Class 2A4
51,543	4.750	01/25/19	51,600
Countrywide Home Loans Trust Series 2005-27, Class 2A1
906,679	5.500	12/25/35	775,879
Countrywide Home Loans Trust Series 2005-6, Class 2A1
234,363	5.500	04/25/35	230,744
Countrywide Home Loans Trust Series 2005-7, Class 1A1(b)
1,147,664	1.756	03/25/35	1,060,928
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
297,048	5.250	07/25/33	303,619
CS First Boston Mortgage Securities Corp. Series 2005-5, Class 2A9
3,376,001	5.500	07/25/35	3,411,488
CSMC Trust Series 2014-WIN2, Class A3(a)(b)
4,313,908	3.500	10/25/44	4,315,172
EverBank Mortgage Loan Trust Series 2013-2, Class A(a)(b)
2,899,057	3.000	06/25/43	2,890,542
FHLMC REMIC PAC Series 1579, Class PM
87,483	6.700	09/15/23	96,490
FHLMC REMIC PAC Series 2103, Class TE
77,351	6.000	12/15/28	88,012
FHLMC REMIC PAC Series 2110, Class PG
353,680	6.000	01/15/29	401,036
FHLMC REMIC Series 2391, Class Z
933,466	6.000	12/15/31	1,060,983
FHLMC REMIC Series 2603, Class C
363,590	5.500	04/15/23	385,956
FHLMC REMIC Series 2677, Class BC
36,462	4.000	09/15/18	36,708
FHLMC REMIC Series 2866, Class DH
251,619	4.000	09/15/34	257,555

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC Series 4272, Class DG
$ 1,594,860	3.000%	04/15/43	$ 1,613,781
FHLMC REMIC Series 4679, Class DY
264,429	3.500	07/15/42	273,987
First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1
1,548,461	5.500	05/25/35	1,402,216
FNMA REMIC FNIC PAC Series 2001-45, Class WG
98,560	6.500	09/25/31	109,228
FNMA REMIC PAC Series 2003-117, Class KB
3,000,000	6.000	12/25/33	3,437,807
FNMA REMIC PAC Series 2003-14, Class AP
68,297	4.000	03/25/33	71,176
FNMA REMIC PAC Series 2004-53, Class NC
484,237	5.500	07/25/24	519,375
FNMA REMIC Series 2002-73, Class OE
18,238	5.000	11/25/17	18,261
FNMA REMIC Series 2002-82, Class XE
24,566	5.000	12/25/17	24,571
FNMA REMIC Series 2003-83, Class PG
40,720	5.000	06/25/23	41,425
FNMA REMIC Series 2015-2, Class PA
5,399,953	2.250	03/25/44	5,330,933
FNMA REMIC Series 2015-30, Class JA
3,634,212	2.000	05/25/45	3,522,866
FNMA Series 2003-W6, Class 2A32
135,035	6.500	09/25/42	155,461
GNMA REMIC Series 2015-94, Class AT
1,538,700	2.250	07/16/45	1,517,018
GSR Mortgage Loan Trust Series 2004-12, Class 1A1(b)
738,498	1.556	12/25/34	671,083
GSR Mortgage Loan Trust Series 2004-7, Class 1A1(b)
159,197	3.122	06/25/34	157,503
Homestar Mortgage Acceptance Corp. Series 2004-2, Class AV1(b)
150,231	1.916	06/25/34	150,093
Impac CMB Trust Series 2003-2F, Class A(c)
415,677	5.730	01/25/33	428,855
Impac CMB Trust Series 2004-4, Class 1A1(b)
1,293,108	1.856	09/25/34	1,267,209
Impac CMB Trust Series 2004-4, Class 2A2(c)
2,201,273	4.647	09/25/34	2,138,470
Impac Secured Assets Corp. Series 2004-2, Class A6(c)
55,870	4.630	08/25/34	56,680
JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
1,378,014	6.000	03/25/36	1,209,011
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(b)
425,360	3.453	04/25/37	412,653
JPMorgan Mortgage Trust Series 2013-3, Class A3(a)(b)
2,183,290	3.412	07/25/43	2,190,453
JPMorgan Mortgage Trust Series 2014-2, Class 1A1(a)(b)
2,597,910	3.000	06/25/29	2,627,643
JPMorgan Mortgage Trust Series 2015-6, Class A5(a)(b)
3,157,687	3.500	10/25/45	3,239,961
Lehman XS Trust Series 2005-1, Class 1A4(b)
118,840	1.726	07/25/35	116,992
Long Beach Mortgage Loan Trust Series 2003-4, Class AV1(b)
227,322	1.836	08/25/33	222,557

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 6A1(b)
$ 478,131	3.616%	07/25/33	$ 473,809
Master Alternative Loans Trust Series 2004-4, Class 1A1
153,276	5.500	05/25/34	153,650
Master Alternative Loans Trust Series 2004-4, Class 8A1
990,287	6.500	05/25/34	1,036,093
Master Alternative Loans Trust Series 2004-9, Class A6(c)
215,221	5.143	08/25/34	222,929
Master Asset Securitization Trust Series 2004-3, Class 5A1
6,190	6.250	01/25/32	6,232
Morgan Stanley Dean Witter Capital I Series 2003-HYB1, Class A3(b)
263,464	2.651	03/25/33	241,686
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(b)
1,162,963	5.515	11/25/35	1,109,119
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
1,000,252	6.000	08/25/37	833,118
NRP Mortgage Trust Series 2013-1, Class A23(a)(b)
2,542,769	3.250	07/25/43	2,443,541
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates Series 2005-1, Class M3(b)
903,452	2.071	02/25/35	902,625
PHHMC Mortgage Pass-Through Certificates Series 2008-CIM1, Class 11A1(b)
1,423,818	3.466	05/25/38	1,382,804
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(b)
826,610	5.487	11/25/21	756,489
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(b)
28,242	4.922	07/25/35	28,608
Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(b)
267,271	1.716	07/25/35	227,037
Residential Asset Securitization Trust Series 2004-A6, Class A1
188,823	5.000	08/25/19	188,645
Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
162,310	5.500	11/25/35	150,880
Residential Funding Mortgage Securities I, Inc. Series 2005-S9, Class A5
587,825	5.750	12/25/35	549,366
Residential Funding Mortgage Securities I, Inc. Series 2006-S12, Class 1A1
211,993	5.500	12/25/21	213,916
Sequoia Mortgage Trust Series 2004-10, Class A1A(b)
526,855	1.832	11/20/34	520,729
Sequoia Mortgage Trust Series 2012-2, Class A3(b)
1,586,807	3.500	04/25/42	1,603,307
Sequoia Mortgage Trust Series 2013-2, Class A1(b)
3,015,439	1.874	02/25/43	2,859,484
Sequoia Mortgage Trust Series 2013-6, Class A1(b)
5,177,204	2.500	05/25/43	5,037,580
Sequoia Mortgage Trust Series 2015-2, Class A10(a)(b)
5,104,530	3.500	05/25/45	5,204,528
Sequoia Mortgage Trust Series 2015-3, Class A4(a)(b)
4,352,929	3.500	07/25/45	4,428,257
Sequoia Mortgage Trust Series 2015-3, Class A5(a)(b)
3,109,235	3.000	07/25/45	3,091,149

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Sequoia Mortgage Trust Series 2015-4, Class A1(a)(b)
$ 2,815,690	3.000%	11/25/30	$ 2,847,037
Sequoia Mortgage Trust Series 2016-3, Class A1(a)(b)
3,279,895	3.500	11/25/46	3,343,954
Sequoia Mortgage Trust Series 2017-1, Class A4(a)(b)
6,595,273	3.500	02/25/47	6,746,661
Sequoia Mortgage Trust Series 2017-5, Class A1(a)(b)
3,700,000	3.500	08/25/47	3,756,656
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(b)
1,060,641	3.344	10/25/34	1,067,167
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(b)
211,379	3.510	04/25/34	210,766
Structured Asset Securities Corp. Series 2003-29, Class 5A4
756,354	5.250	09/25/33	766,491
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(b)
398,803	3.278	10/25/33	403,643
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(b)
640,168	3.367	11/25/33	639,460
Structured Asset Securities Corp. Series 2003-34A, Class 6A(b)
344,580	3.542	11/25/33	341,042
Towd Point Mortgage Trust Series 2015-1, Class 1A2(a)(b)
5,000,000	3.250	11/25/60	5,043,476
Towd Point Mortgage Trust Series 2015-4, Class A1B(a)(b)
5,677,186	2.750	04/25/55	5,725,056
Towd Point Mortgage Trust Series 2016-2, Class A1(a)(b)
1,480,075	3.000	08/25/55	1,503,466
Towd Point Mortgage Trust Series 2016-3, Class A1(a)(b)
4,551,498	2.250	04/25/56	4,542,104
Towd Point Mortgage Trust Series 2017-3, Class A2(a)(b)
1,850,000	3.000	06/25/57	1,839,512
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class 4A1
375,353	5.500	06/25/20	356,284
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR15, Class 1A2(b)
336,601	3.041	09/25/35	323,070
Wells Fargo Mortgage Backed Securities Trust Series 2007-2, Class 3A5
218,347	5.250	03/25/37	222,964
WinWater Mortgage Loan Trust Series 2015-5, Class A3(a)(b)
10,568,117	3.500	08/20/45	10,708,472
WinWater Mortgage Loan Trust Series 2015-5, Class A5(a)(b)
3,243,427	3.500	08/20/45	3,310,828
WinWater Mortgage Loan Trust Series 2016-1, Class 1A5(a)(b)
5,665,228	3.500	01/20/46	5,747,549

TOTALCOLLATERALIZEDMORTGAGE OBLIGATIONS (Cost $158,981,393)			$163,415,123

Commercial Mortgage Obligations – 5.7%
Citigroup Commercial Mortgage Trust Series 2013-GC17, Class A2
$ 5,000,000	2.962%	11/10/46	$ 5,067,922
Citigroup Commercial Mortgage Trust Series 2015-GC29, Class A2
5,000,000	2.674	04/10/48	5,063,078

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Commercial Mortgage Obligations – (continued)
Commercial Mortgage Pass Through Certificates Series 2013-CR12, Class A2
$ 2,520,000	2.904%		10/10/46	$ 2,552,543
Commercial Mortgage Pass-Through Certificates Series 2014-CR14, Class A2
3,020,000	3.147		02/10/47	3,069,493
Commercial Mortgage Trust Series 2012-CR4, Class A2
939,673	1.801		10/15/45	939,327
Commercial Mortgage Trust Series 2013-CR6, Class A2
1,643,743	2.122		03/10/46	1,646,234
Commercial Mortgage Trust Series 2014-CR15, Class A2
5,000,000	2.928		02/10/47	5,068,772
Commercial Mortgage Trust Series 2014-LC15, Class A2
700,000	2.840		04/10/47	709,511
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class A2
1,500,000	3.046		04/15/47	1,528,391
JPMBB Commercial Mortgage Securities Trust Series 2015-C28, Class A2
1,915,000	2.773		10/15/48	1,950,576
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2(a)
3,000,000	2.579		03/10/49	2,930,196
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A2
733,362	1.868		11/15/45	733,004
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A2
4,000,000	2.916		02/15/47	4,062,416
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class A2
7,830,000	2.933		03/15/48	8,015,749
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A2
5,000,000	2.739		04/15/48	5,090,186
TRU Trust Series 2016-1, Class A(a)(b)
4,426,922	3.476		11/15/30	4,430,708
WF-RBS Commercial Mortgage Trust Series 2014-C19, Class A2
2,455,000	2.895		03/15/47	2,490,676
WF-RBS Commercial Mortgage Trust Series 2014-C20, Class A2
3,500,000	3.036		05/15/47	3,566,732

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS (Cost $59,700,506)				$58,915,514

Mortgage-Backed Pass-Through Obligations – 2.3%
FHLMC
$ 3,842	8.500%		03/01/21	$ 3,875
199,640	7.000		05/01/26	222,202
694	7.000		10/01/30	695
29,811	7.500		12/01/30	35,977
46,080	7.500		01/01/31	53,054
75,301	7.000		08/01/31	84,858
972,306	5.000		05/01/33	1,072,836
218,266	2.962	(b)	05/01/34	229,032
217,909	3.376	(b)	01/01/36	231,860
1,527,830	4.000		06/01/42	1,627,815
1,992,712	3.000		06/01/45	1,987,484
3,744,443	2.753	(b)	07/01/45	3,806,783

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Mortgage-Backed Pass-Through Obligations – (continued)
FNMA
$ 589	9.000%		11/01/21	$ 590
32,426	9.000		02/01/25	32,910
10,989	6.500		03/01/26	12,164
1,519,118	2.500		05/01/28	1,532,721
10,123	8.000		07/01/28	10,319
31,605	6.500		10/01/28	35,477
54,861	6.000		07/01/29	61,693
12,457	7.500		09/01/29	12,644
39,973	7.000		03/01/31	43,950
8,017	7.500		03/01/31	8,681
18,621	7.000		11/01/31	19,317
36,288	7.000		01/01/32	37,083
140,136	6.000		12/01/32	157,694
49,669	2.687	(b)	02/01/33	51,996
62,460	5.000		07/01/33	68,269
205,654	3.164	(b)	10/01/34	217,479
177,337	3.394	(b)	02/01/35	187,106
3,368,913	3.500		08/01/35	3,516,019
1,305,286	2.627	(b)	12/01/45	1,330,571
GNMA
77,363	8.000		02/15/22	82,333
29,287	7.500		08/20/25	32,825
142,968	7.500		07/20/26	166,536
97,509	6.500		04/15/31	108,225
146,073	6.500		05/15/31	159,974
6,088,137	2.500		06/20/31	6,086,565

TOTAL MORTGAGE-BACKED PASS- THROUGH OBLIGATIONS (Cost $23,326,090)				$ 23,329,612

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $242,007,989)				$245,660,249

Corporate Obligations – 46.0%
Aerospace/Defense – 0.3%
Goodrich Corp.
$ 1,000,000	4.875%		03/01/20	$ 1,069,823
United Technologies Corp.
2,000,000	5.700		04/15/40	2,509,530

				3,579,353

Auto Manufacturers – 0.4%
Ford Motor Co.(d)
2,000,000	4.346		12/08/26	2,068,272
General Motors Co.
2,000,000	5.000		04/01/35	2,036,884

				4,105,156

Beverages – 0.7%
Anheuser-Busch InBev Worldwide, Inc.
500,000	7.750		01/15/19	543,092
6,000,000	4.439	(a)(d)	10/06/48	6,330,702

				6,873,794

Cable TV – 0.2%
Comcast Corp.
1,250,000	6.400		05/15/38	1,680,763

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Chemicals(d) – 0.3%
Praxair, Inc.
$ 2,740,000	3.200%	01/30/26	$ 2,803,261

Commercial Banks – 4.8%
Citizens Bank NA(d)
3,000,000	2.450	12/04/19	3,026,811
Cooperatieve Rabobank UA/NY
4,510,000	2.250	01/14/19	4,550,842
Credit Suisse New York
3,000,000	3.000	10/29/21	3,074,748
Deutsche Bank AG
2,000,000	3.125	01/13/21	2,026,238
HSBC Holdings PLC
3,130,000	6.100	01/14/42	4,135,591
HSBC USA, Inc.
1,052,000	9.300	06/01/21	1,299,295
Huntington Bancshares, Inc.(d)
3,850,000	3.150	03/14/21	3,945,284
KeyBank NA
4,000,000	3.400	05/20/26	3,965,948
Lloyds Bank PLC
1,640,000	6.375	01/21/21	1,857,736
Manufacturers & Traders Trust Co.(d)
5,840,000	2.250	07/25/19	5,884,489
PNC Bank NA(d)
2,500,000	2.950	01/30/23	2,535,747
Santander UK PLC
1,000,000	3.050	08/23/18	1,011,898
Sumitomo Mitsui Banking Corp.
3,000,000	1.966	01/11/19	3,005,334
The Toronto-Dominion Bank
2,765,000	1.800	07/13/21	2,735,102
U.S. Bancorp(d)
2,050,000	3.600	09/11/24	2,135,596
Wells Fargo & Co.
2,000,000	4.750	12/07/46	2,166,136
Wells Fargo Bank NA(g)
2,000,000	6.180	02/15/36	2,400,418

			49,757,213

Commercial Services – 1.3%
Community Health Network, Inc.
2,225,000	4.237	05/01/25	2,246,538
Gonzaga University
3,500,000	4.158	04/01/46	3,494,274
Henry J. Kaiser Family Foundation
6,250,000	3.356	12/01/25	6,145,206
Northwestern University
1,000,000	4.643	12/01/44	1,174,841

			13,060,859

Consumer Services – 0.1%
Kimberly-Clark Corp.
1,000,000	2.750	02/15/26	999,558

Diversified Manufacturing – 0.2%
Parker-Hannifin Corp.
2,000,000	3.500	09/15/22	2,104,330

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Electric – 2.4%
Consumers Energy Co.(d)
$ 3,290,000	3.950%		07/15/47	$ 3,385,219
Duke Energy Progress LLC(d)
2,000,000	2.800		05/15/22	2,046,280
Emerson Electric Co.
1,000,000	6.125		04/15/39	1,286,968
Engie SA(a)
4,000,000	2.875		10/10/22	4,051,436
Maxim Integrated Products, Inc.(d)
5,016,000	3.375		03/15/23	5,123,669
Ohio Power Co.
2,870,000	5.850		10/01/35	3,466,225
PacifiCorp
2,000,000	3.850	(d)	06/15/21	2,120,594
1,900,000	6.100		08/01/36	2,459,024
Southern California Edison Co.
1,000,000	5.550		01/15/37	1,235,500

				25,174,915

Financial – 8.5%
Air Lease Corp.(d)
1,175,000	3.875		04/01/21	1,230,567
2,500,000	2.625		07/01/22	2,489,140
American Express Co.(d)
3,900,000	2.500		08/01/22	3,900,253
Bank of America Corp.
3,325,000	5.700		01/24/22	3,763,730
3,000,000	4.000		01/22/25	3,090,903
Bank One Corp.(c)
1,000,000	8.530		03/01/19	1,098,600
BlackRock, Inc.
5,000,000	4.250		05/24/21	5,386,210
Blackstone Holdings Finance Co. LLC(a)
1,000,000	6.625		08/15/19	1,089,861
3,000,000	5.875		03/15/21	3,356,748
CDP Financial, Inc.(a)
1,000,000	3.150		07/24/24	1,027,431
Citicorp Lease Pass-Through Trust 1999-1(a)
1,860,870	8.040		12/15/19	2,102,405
Citigroup, Inc.
3,000,000	5.500		09/13/25	3,375,705
3,500,000	4.450		09/29/27	3,683,277
CME Group, Inc.
1,685,000	3.000		09/15/22	1,741,340
Ford Motor Credit Co. LLC
1,000,000	6.625		08/15/17	1,001,617
1,000,000	2.979	(d)	08/03/22	1,000,000
2,500,000	4.134		08/04/25	2,565,340
Franklin Resources, Inc.
5,000,000	2.850		03/30/25	4,981,855
General Electric Co.(b)(d)
1,894,000	5.000		12/29/49	1,996,825
General Motors Financial Co., Inc.(d)
2,000,000	3.950		04/13/24	2,034,156
2,000,000	4.350		01/17/27	2,038,174
Invesco Finance PLC
6,509,000	3.125		11/30/22	6,681,111
JPMorgan Chase & Co.
300,000	6.000		01/15/18	305,882
1,600,000	2.250	(d)	01/23/20	1,611,584
2,000,000	4.350		08/15/21	2,148,994
150,000	2.314	(b)	04/26/23	148,909

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Financial – (continued)
Legg Mason, Inc.
$ 3,895,000	5.625%	01/15/44	$ 4,176,897
Morgan Stanley & Co.
4,375,000	4.100	05/22/23	4,589,029
PNC Financial Services Group, Inc.(b)(d)
2,500,000	6.750	07/29/49	2,812,500
The Charles Schwab Corp.
2,500,000	3.225	09/01/22	2,579,802
The PNC Financial Services Group, Inc.(d)
3,750,000	3.150	05/19/27	3,755,674
Voya Financial, Inc.
1,800,000	3.650	06/15/26	1,813,144
Wells Fargo & Co.
2,500,000	4.100	06/03/26	2,609,522
1,500,000	4.650	11/04/44	1,584,905

			87,772,090

Food(d) – 0.2%
PepsiCo, Inc.
2,190,000	4.450	04/14/46	2,398,703

Hardware – 0.5%
Intel Corp.
5,000,000	3.100	07/29/22	5,176,855

Health Technology – 0.2%
Amgen, Inc.
1,295,000	6.400	02/01/39	1,674,171

Healthcare-Products – 0.2%
Medtronic, Inc.
1,875,000	3.150	03/15/22	1,954,963

Healthcare-Services – 1.7%
Baptist Health South Florida, Inc.
3,695,000	4.342	11/15/41	3,863,758
Mayo Clinic
2,600,000	3.774	11/15/43	2,569,115
Mission Health System, Inc.
5,710,000	3.033	10/01/22	5,537,044
SSM Health Care Corp.(d)
4,990,000	3.823	06/01/27	5,159,156
UnitedHealth Group, Inc.
250,000	1.400	10/15/17	249,921

			17,378,994

Household Products(d) – 0.2%
Leggett & Platt, Inc.
2,200,000	3.800	11/15/24	2,263,947

Industrial(d) – 0.3%
Rockwell Automation, Inc.
2,850,000	2.050	03/01/20	2,856,327

Insurance – 3.3%
American International Group, Inc.(d)
2,000,000	3.750	07/10/25	2,061,926
Assured Guaranty US Holdings, Inc.
1,500,000	5.000	07/01/24	1,614,796

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Insurance – (continued)
Berkshire Hathaway Finance Corp.
$ 5,000,000	3.000%		05/15/22	$ 5,185,420
CNA Financial Corp.
2,215,000	7.350		11/15/19	2,469,010
Guardian Life Global Funding(a)
2,000,000	2.000		04/26/21	1,972,270
MassMutual Global Funding II(a)
2,400,000	2.000		04/15/21	2,386,123
MetLife, Inc.(d)
2,055,000	10.750		08/01/69	3,434,932
New York Life Global Funding(a)
3,000,000	2.000		04/13/21	2,984,040
PartnerRe Finance B LLC
525,000	5.500		06/01/20	571,655
Principal Life Global Funding II(a)
2,000,000	2.200		04/08/20	2,001,646
Prudential Financial, Inc.(b)(d)
2,000,000	5.875		09/15/42	2,227,500
Reinsurance Group of America, Inc.
2,000,000	6.450		11/15/19	2,196,016
2,100,000	5.000		06/01/21	2,287,358
Travelers Property Casualty Corp.
2,493,000	7.750		04/15/26	3,350,408

				34,743,100

Media – 0.8%
21st Century Fox America, Inc.
1,000,000	7.125		04/08/28	1,282,289
CBS Corp.
2,500,000	7.875		09/01/23	3,095,113
Time Warner, Inc.(d)
4,380,000	3.600		07/15/25	4,425,946

				8,803,348

Metals & Mining – 0.4%
Freeport-McMoRan Copper & Gold, Inc.
1,000,000	2.375		03/15/18	998,750
The Timken Co.
2,750,000	6.875		05/08/28	3,323,271

				4,322,021

Oil & Gas – 3.0%
Apache Corp.
2,835,000	5.100	(d)	09/01/40	2,978,026
1,360,000	7.375		08/15/47	1,784,982
BP Capital Markets PLC
3,250,000	2.750		05/10/23	3,271,483
Exxon Mobil Corp.(d)
3,000,000	2.726		03/01/23	3,057,018
Halliburton Co.(d)
5,000,000	5.000		11/15/45	5,428,590
HollyFrontier Corp.(d)
3,850,000	5.875		04/01/26	4,145,930
Marathon Oil Corp.(d)
2,000,000	2.700		06/01/20	1,992,724
Phillips 66(d)
3,000,000	4.650		11/15/34	3,178,962
Statoil ASA
1,795,000	6.800		01/15/28	2,305,503

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Oil & Gas – (continued)
Tosco Corp.
$ 2,095,000	8.125%	02/15/30	$ 2,911,482

			31,054,700

Pharmaceuticals – 1.5%
Allergan Funding SCS(d)
2,000,000	3.000	03/12/20	2,046,786
Bayer US Finance LLC(a)
2,000,000	2.375	10/08/19	2,020,872
Johnson & Johnson
4,970,000	5.950	08/15/37	6,744,315
Pfizer, Inc.
2,900,000	7.200	03/15/39	4,420,844

			15,232,817

Pipelines – 2.7%
Buckeye Partners LP(d)
2,000,000	4.350	10/15/24	2,079,898
DCP Midstream LLC
3,397,000	8.125	08/16/30	4,042,430
DCP Midstream Operating LP(d)
3,000,000	3.875	03/15/23	2,925,000
Energy Transfer LP(d)
3,000,000	4.900	03/15/35	2,953,713
Kinder Morgan Energy Partners LP
4,175,000	5.800	03/15/35	4,485,144
ONEOK Partners LP
875,000	8.625	03/01/19	959,436
Tennessee Gas Pipeline Co. LLC
628,000	8.375	06/15/32	802,743
1,450,000	7.625	04/01/37	1,831,553
TransCanada Pipelines Ltd.(d)
2,500,000	4.875	01/15/26	2,810,935
Transcanada Trust(b)(d)
4,660,000	5.300	03/15/77	4,823,100

			27,713,952

Process Industries – 0.4%
International Paper Co.
2,925,000	8.700	06/15/38	4,315,536

Real Estate(d) – 5.4%
CBRE Services, Inc.
4,700,000	4.875	03/01/26	5,078,406
Columbia Property Trust Operating Partnership LP
2,485,000	4.150	04/01/25	2,541,857
Digital Realty Trust LP
3,230,000	3.950	07/01/22	3,406,400
Mid-America Apartments LP
1,860,000	4.300	10/15/23	1,977,347
1,700,000	3.600	06/01/27	1,708,276
National Retail Properties, Inc.
1,000,000	3.900	06/15/24	1,031,029
Omega Healthcare Investors, Inc.
4,500,000	4.750	01/15/28	4,523,769
Piedmont Operating Partnership LP
1,290,000	3.400	06/01/23	1,273,822
2,800,000	4.450	03/15/24	2,879,276

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Real Estate(d) – (continued)
Post Apartment Homes LP
$ 1,500,000	3.375%		12/01/22	$ 1,530,845
Scentre Group Trust 1/Scentre Group Trust 2(a)
4,000,000	3.750		03/23/27	4,049,704
Select Income REIT
3,000,000	4.150		02/01/22	3,036,888
1,000,000	4.250		05/15/24	995,321
Simon Property Group LP
2,815,000	3.750		02/01/24	2,944,946
3,000,000	4.750		03/15/42	3,209,433
UDR, Inc.
2,640,000	3.750		07/01/24	2,722,848
Ventas Realty LP
2,910,000	3.500		02/01/25	2,919,548
Washington Real Estate Investment Trust
1,580,000	3.950		10/15/22	1,610,624
Weingarten Realty Investors
1,000,000	3.850		06/01/25	1,011,619
1,660,000	3.250		08/15/26	1,594,355
Welltower, Inc.
2,450,000	4.250		04/01/26	2,598,627
WP Carey, Inc.
2,000,000	4.600		04/01/24	2,092,260
1,575,000	4.000		02/01/25	1,582,651

				56,319,851

Retail – 0.6%
CVS Pass-Through Trust(a)
2,981,100	7.507		01/10/32	3,703,474
O’Reilly Automotive, Inc.(d)
1,000,000	3.800		09/01/22	1,047,797
Wal-Mart Stores, Inc.
990,000	6.200		04/15/38	1,354,633

				6,105,904

Software – 0.1%
Adobe Systems, Inc.
563,000	4.750		02/01/20	603,807

Sovereign Agency – 0.2%
Resolution Funding Corp.
1,500,000	8.125		10/15/19	1,713,330

Telecommunications – 1.6%
AT&T, Inc.
2,150,000	6.375		03/01/41	2,499,093
1,500,000	4.800	(d)	06/15/44	1,451,526
3,443,000	4.550	(d)	03/09/49	3,156,632
SBA Tower Trust(a)(d)
5,000,000	2.877		07/15/21	4,979,700
Verizon Communications, Inc.(d)
4,630,000	4.150		03/15/24	4,861,250

				16,948,201

Transportation(d) – 0.2%
Burlington Northern Santa Fe LLC
1,220,000	4.950		09/15/41	1,413,732
Union Pacific Corp.
500,000	4.750		09/15/41	568,423

				1,982,155

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Utilities – 2.4%
Arizona Public Service Co.
$ 2,150,000	6.875%		08/01/36	$ 2,859,898
Entergy Louisiana LLC(d)
3,000,000	3.780		04/01/25	3,123,054
Gulf Power Co.(d)
1,250,000	4.550		10/01/44	1,298,953
KeySpan Corp.
3,375,000	8.000		11/15/30	4,550,668
Louisville Gas & Electric Co.(d)
1,850,000	4.650		11/15/43	2,043,673
Pacific Gas & Electric Co.
2,000,000	6.350		02/15/38	2,656,090
PPL Electric Utilities Corp.(d)
1,025,000	4.750		07/15/43	1,170,364
PSEG Power LLC
5,500,000	8.625		04/15/31	7,213,739

				24,916,439

Yankee – 0.9%
Brookfield Asset Management, Inc.(d)
2,000,000	4.000		01/15/25	2,051,294
Canadian National Railway Co.
1,190,000	6.200		06/01/36	1,558,373
Canadian Pacific Railway Co.
1,775,000	5.750		01/15/42	2,192,098
2,500,000	6.125	(d)(h)	09/15/15	3,134,828

				8,936,593

TOTAL CORPORATE OBLIGATIONS (Cost $461,660,337)				$475,327,006

Foreign Debt Obligation – 0.0%
Sovereign – 0.0%
Ontario Province of Canada
$ 245,000	1.650%		09/27/19	$ 244,535

TOTAL FOREIGN DEBT OBLIGATION (Cost $236,971)				$ 244,535

U.S. Government Agency Obligations – 0.9%
FFCB
$ 2,860,000	5.190%		04/22/21	$ 3,197,154
FHLB
2,650,000	7.125		02/15/30	3,807,947
Tennessee Valley Authority
1,299,581	4.929		01/15/21	1,393,801
684,833	5.131		01/15/21	736,196

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $8,233,262)				$ 9,135,098

U.S. Treasury Obligations – 3.7%
United States Treasury Bond
$ 10,000,000	2.750%		11/15/42	$ 9,782,030
United States Treasury Inflation Indexed Bonds
381,128	0.125		04/15/18	379,987
7,581,350	0.750		02/15/42	7,194,550

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – (continued)
United States Treasury Notes
$ 5,000,000	1.250%	03/31/19	$ 4,993,360
3,000,000	1.750	10/31/20	3,017,460
7,500,000	2.125	12/31/22	7,580,857
5,000,000	1.375	08/31/23	4,820,310

TOTAL U.S. TREASURYOBLIGATIONS (Cost $38,752,476)			$ 37,768,554

Shares	Description		Value
Investment Company – 0.5%
$ 506,527	Vanguard Long-Term Investment Grade Fund Admiral Shares		$ 5,328,667

TOTAL INVESTMENT COMPANY (Cost $3,961,043)			$ 5,328,667

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments(i) – 3.7%
Repurchase Agreement – 3.7%
State Street Bank & Trust Co.
$ 38,512,000	0.120%	08/01/17	$ 38,512,000
Maturity Value: $38,512,128 (Cost $38,512,000)

TOTAL INVESTMENTS –100.0% (Cost $1,000,945,919)			$ 1,028,027,563

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%			5,459,610

NET ASSETS – 100.0%			$ 1,033,487,173

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $255,122,510, which represents approximately 24.7% of net assets as of July 31, 2017.

(b)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2017.

(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2017. Maturity date disclosed is the ultimate maturity.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Prerefunded security. Maturity date disclosed is prerefunding date.

(g)	Security is currently in default.

(h)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(i)	Actual maturity date is 09/15/2115.

(j)	Repurchase agreement was entered into on July 31, 2017. This agreement was fully collateralized by $38,230,000 U.S. Treasury Bond, 3.000%, due 05/15/45 with a market value of $39,283,237.

Investment Abbreviations:
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMT	—	Alternative Minimum Tax
FFCB	—	Federal Farm Credit Bank
FHA	—	Insured by Federal Housing Administration
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNIC	—	Financial Network Investment Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
PAC	—	Planned Amortization Class
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,000,945,921
Gross unrealized gain	41,357,029
Gross unrealized loss	(14,275,387)
Net unrealized security gain	$27,081,642

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

July 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities(a) – 2.4%
Home Equity – 2.4%
Argent Securities, Inc. Series 2004-W5, Class AV3B
$ 1,199,623	2.116%	04/25/34	$ 1,172,989
Countrywide Asset-Backed Certificates Series 2004-6, Class 2A4
398,343	2.116	11/25/34	395,837
Lehman XS Trust Series 2005-7N, Class 1A1A
166,886	1.486	12/25/35	160,982
Morgan Stanley Capital, Inc. Series 2002-HE3, Class A2
310,683	2.296	03/25/33	298,371
Terwin Mortgage Trust Series 2004-7HE, Class A3(b)
238,525	2.616	07/25/34	237,389
Terwin Mortgage Trust Series 2004-9HE, Class A1(b)
148,349	2.016	09/25/34	141,584

			2,407,152

TOTAL ASSET-BACKEDSECURITIES (Cost $2,073,140)			$ 2,407,152

Mortgage-Backed Obligations – 28.3%
Collateralized Mortgage Obligations – 17.9%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(a)
$ 112,014	3.670%	04/25/35	$ 112,394
American Home Mortgage Investment Trust Series 2004-4, Class 5A(a)
578,654	3.415	02/25/45	581,115
Banc of America Mortgage Securities, Inc. Series 2003-J, Class 2A1(a)
226,033	3.439	11/25/33	225,883
Bank of America Funding Corp. Series 2004-A, Class 1A3(a)
11,058	3.104	09/20/34	11,257
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-9, Class 24A1(a)
62,732	3.607	11/25/34	60,725
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(a)
60,934	3.512	09/25/34	60,831
Countrywide Alternative Loan Trust Series 2004-29CB, Class A7
24,414	5.375	01/25/35	24,450
FHLMC REMIC PAC Series 023, Class PK
106,081	6.000	11/25/23	114,838
FHLMC REMIC PAC Series 159, Class H
5,600	4.500	09/15/21	5,734
FHLMC REMIC PAC Series 2022, Class PE
21,336	6.500	01/15/28	23,855
FHLMC REMIC PAC Series 2109, Class PE
43,624	6.000	12/15/28	49,414
FHLMC REMIC Series 2830, Class DA
5,208	5.000	07/15/19	5,266
FHLMC REMIC Series 2972, Class CA
1,631	4.500	05/15/20	1,660
FHLMC REMIC Series 3816, Class HA
1,074,525	3.500	11/15/25	1,133,106
FHLMC REMIC Series 4467, Class DA
928,708	3.000	11/15/41	948,369
FNMA REMIC PAC Series 1992, Class 89 Principal-Only Stripped Security(c)
6,277	0.000	06/25/22	6,041

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FNMA REMIC PAC Series 1992-129, Class L
$ 35,422	6.000%	07/25/22	$ 37,486
FNMA REMIC PAC Series 2003-117, Class KB
556,000	6.000	12/25/33	637,140
FNMA REMIC PAC Series 2003-14, Class AP
91,828	4.000	03/25/33	95,699
FNMA REMIC Series 1991-137, Class H
16,027	7.000	10/25/21	17,035
FNMA REMIC Series 1993-182, Class FA(a)
6,814	1.700	09/25/23	6,797
FNMA REMIC Series 2012-110, Class CA
1,022,983	3.000	10/25/42	1,026,366
FNMA REMIC Series 2015-2, Class PA
839,706	2.250	03/25/44	828,973
FNMA REMIC Series 2016-104, Class BA
861,903	3.000	01/25/47	882,876
FNMA REMIC Series 2016-53, Class BV
955,664	3.500	11/25/27	1,002,686
FNMA REMIC Series 2016-96, Class A
889,544	1.750	12/25/46	863,241
FNMA REMIC Series 2017-7, Class JA
794,660	2.000	02/25/47	767,674
GNMA REMIC Series 2009-65, Class AF
118,715	4.000	07/20/39	124,286
GNMA REMIC Series 2010-115, Class QJ
162,823	3.500	11/20/38	165,726
GNMA REMIC Series 2010-14, Class PA
69,391	3.000	02/20/40	70,290
GNMA REMIC Series 2010-89, Class GL
366,596	4.000	05/20/39	379,004
GNMA REMIC Series 2015-94, Class AT
687,392	2.250	07/16/45	677,706
GSR Mortgage Loan Trust Series 2003-6F, Class A1
40,599	3.000	09/25/32	40,525
GSR Mortgage Loan Trust Series 2004-6F, Class 5A1
20,548	5.500	03/25/19	20,686
GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(a)
283,849	1.656	05/25/35	260,175
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)
702,318	3.384	01/25/36	681,426
Homestar Mortgage Acceptance Corp. Series 2004-2, Class AV1(a)
551,504	1.916	06/25/34	550,996
Impac CMB Trust Series 2003-2F, Class A(d)
257,324	5.730	01/25/33	265,482
Impac CMB Trust Series 2003-8, Class 2A1(a)
95,480	2.116	10/25/33	92,214
Impac CMB Trust Series 2004-7, Class 1A1(a)
92,245	1.956	11/25/34	89,495
Impac CMB Trust Series 2005-2, Class 2A2(a)
122,339	2.016	04/25/35	114,647
Impac Secured Assets Corp. Series 2006-1, Class 2A1(a)
761,033	1.566	05/25/36	723,242
Indymac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)
86,728	3.683	10/25/34	83,580
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)
139,348	3.108	04/21/34	142,297

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Master Alternative Loans Trust Series 2004-9, Class A6(d)
$ 45,653	5.143%		08/25/34	$ 47,288
Master Asset Securitization Trust Series 2004-3, Class 5A1
2,944	6.250		01/25/32	2,964
MortgageIT Trust Series 2005-1, Class 1A1(a)
966,265	1.856		02/25/35	937,519
MortgageIT Trust Series 2005-1, Class 1A2(a)
831,129	1.996		02/25/35	805,651
Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(a)
38,578	3.805		09/25/34	38,157
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
6,761	6.250		12/25/23	6,828
Sequoia Mortgage Trust Series 10, Class 1A(a)
52,159	2.012		10/20/27	50,768
Sequoia Mortgage Trust Series 2003-2, Class A1(a)
89,391	1.872		06/20/33	89,506
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)
361,783	3.278		10/25/33	366,174
Towd Point Mortgage Trust Series 2016-3, Class A1(a)(b)
1,137,874	2.250		04/25/56	1,135,526
Vendee Mortgage Trust Series 1996-2, Class 1Z
90,182	6.750		06/15/26	100,906
Washington Mutual MSC Mortgage Pass-Through Series 2003-MS8, Class 2A1
4,031	5.000		05/25/18	4,035
Wells Fargo Alternative Loan Trust Series 2003-1, Class 2A1
17,224	5.750		09/25/18	17,224

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $16,720,821)				$ 17,615,234

Mortgage-Backed Pass-Through Obligations – 10.4%
FHLMC
$ 653	5.500%		08/01/17	$ 652
17,085	6.000		10/01/23	19,201
33,780	5.000		05/01/27	36,751
527,637	2.500		04/01/28	532,495
755,877	2.750	(a)	07/01/45	768,462
821,602	2.640	(a)	07/01/46	835,764
FNMA
15,614	5.500		05/01/19	15,897
12,894	5.500		06/01/20	13,077
935,412	2.500		02/01/27	948,315
936,750	2.500		03/01/28	945,109
1,630,499	2.500		05/01/28	1,645,050
591,344	2.500		01/01/30	594,165
5,643	7.000		11/01/31	5,854
975,679	2.500		02/01/32	980,361
207,892	6.000		07/01/33	234,010
148,319	3.159	(a)	02/01/34	157,539
95,895	3.164	(a)	10/01/34	101,409
774,463	3.500		08/01/35	808,280
945,457	2.500		10/01/36	935,092
664,268	2.627	(a)	12/01/45	677,135
GNMA(a)
153	2.250		11/20/24	157
427	3.000		12/20/24	437
6,632	2.125		04/20/26	6,822
4,571	2.125		08/20/26	4,629

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Mortgage-Backed Pass-Through Obligations – (continued)
GNMA(a) (continued)
$ 7,156	2.375%		01/20/28	$ 7,402

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS (Cost $10,338,165)				$ 10,274,065

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $27,058,986)				$ 27,889,299

U.S. Government Agency Obligations – 42.6%
FFCB(e)
$ 1,000,000	1.170%		01/13/20	$ 992,161
1,000,000	1.400		04/13/20	992,870
1,000,000	1.420		06/29/20	991,614
1,000,000	1.350		09/21/20	989,769
1,000,000	2.350		08/01/23	998,400
FHLB
1,500,000	1.125		04/25/18	1,498,581
1,500,000	0.875		06/29/18	1,494,612
2,500,000	2.000		09/13/19	2,530,005
1,000,000	4.125		12/13/19	1,061,945
1,500,000	1.375		02/18/21	1,486,887
550,000	2.500	(e)	12/29/21	551,890
1,000,000	2.600	(e)	06/23/27	972,391
FHLMC
1,000,000	0.750		04/09/18	996,713
1,500,000	1.250		08/01/19	1,495,781
1,000,000	1.250		10/02/19	995,580
1,000,000	1.500		01/17/20	1,000,262
1,000,000	2.250	(e)	02/28/20	1,003,580
900,000	1.500	(d)(e)	04/13/20	900,588
525,000	1.550	(d)(e)	06/28/22	524,281
1,000,000	2.000	(d)(e)	06/14/27	999,257
FNMA
1,200,000	1.000	(e)	09/20/17	1,199,705
1,200,000	0.875		10/26/17	1,199,327
1,000,000	0.875		12/20/17	998,937
1,000,000	0.875		02/08/18	998,263
1,750,000	1.625		11/27/18	1,756,478
1,000,000	1.125		12/14/18	997,012
1,000,000	1.000		02/26/19	994,350
1,000,000	1.150	(e)	05/24/19	993,551
1,000,000	1.000	(e)	07/26/19	987,167
2,500,000	1.750		11/26/19	2,516,992
1,000,000	1.500		06/22/20	999,443
1,000,000	1.750	(e)	11/20/20	1,003,162
1,000,000	1.250		05/06/21	984,930
1,000,000	1.400	(e)	08/25/21	980,882
1,000,000	2.000		01/05/22	1,007,164
900,000	2.075	(e)	02/28/22	900,927
950,000	2.125	(e)	02/28/22	951,815

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $42,037,891)				$ 41,947,272

U.S. Treasury Obligations – 23.7%
United States Treasury Inflation Indexed Bonds
$ 1,058,690	0.125%		04/15/18	$ 1,055,519
907,904	1.375		07/15/18	921,866
911,880	2.125		01/15/19	940,650

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – (continued)
United States Treasury Inflation Indexed Bonds (continued)
$ 1,044,410	0.125%	04/15/19	$ 1,045,828
1,471,210	1.375	01/15/20	1,525,593
1,045,030	0.125	04/15/20	1,048,952
United States Treasury Notes
3,000,000	0.750	03/31/18	2,991,444
2,000,000	1.375	06/30/18	2,002,344
1,000,000	1.500	01/31/19	1,002,812
1,000,000	1.375	02/28/19	1,000,859
1,000,000	1.000	09/30/19	992,266
1,000,000	1.500	10/31/19	1,002,656
1,000,000	1.125	12/31/19	993,398
1,000,000	1.625	06/30/20	1,003,477
2,750,000	2.250	03/31/21	2,808,974
1,000,000	2.000	05/31/21	1,012,031
1,000,000	2.125	06/30/21	1,016,523
1,000,000	2.250	07/31/21	1,020,977

TOTAL U.S.TREASURY OBLIGATIONS (Cost $23,892,057)			$ 23,386,169

Short-term Investment(f) – 5.2%
Repurchase Agreement – 5.2%
State Street Bank & Trust Co.
$ 5,122,000	0.120%	08/01/17	$ 5,122,000
Maturity Value: $5,122,017 (Cost $5,122,000)

TOTAL INVESTMENTS – 102.2% (Cost $100,184,074)			$ 100,751,892

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.2)%			(2,155,994)

NET ASSETS – 100.0%			$ 98,595,898

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at July 31, 2017.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $1,514,499, which represents approximately 1.5% of net assets as of July 31, 2017.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2017. Maturity date disclosed is the ultimate maturity.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Repurchase agreement was entered into on July 31, 2017. This agreement was fully collateralized by $5,640,000 U.S. Treasury Bond, 2.500%, due 05/15/46 with a market value of $5,225,838.

Investment Abbreviations:
FFCB	—	Federal Farm Credit Bank
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
MSC	—	Mortgage Securities Corp.
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$100,184,073
Gross unrealized gain	2,090,646
Gross unrealized loss	(1,522,827)
Net unrealized security gain	$567,819

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – 93.3%
Alabama(a) – 1.1%
Shelby County AL Board of Education Special Tax School Warrants (Refunding) Series 2016 (A+/Aa3)
$ 2,250,000	4.000%		02/01/29	$ 2,449,305
1,000,000	4.000		02/01/30	1,080,730

				3,530,035

Alaska – 1.6%
Alaska State Housing Finance Corp. Revenue Bonds (Refunding) Series A (AA+/NR)(a)
1,000,000	5.000		12/01/29	1,200,460
Alaska State Municipal Bond Bank Authority Revenue Bonds Master Resolution) Series A (AA-/NR)
1,000,000	4.000		10/01/24	1,129,950
1,000,000	5.000		10/01/25	1,203,960
1,000,000	5.000	(a)	10/01/28	1,210,090
Alaska State Municipal Bond Bank Authority Revenue Bonds Series B (AMT) (AA-/NR)(a)
450,000	5.000		03/01/27	528,232

				5,272,692

Arizona – 3.5%
Arizona Health Facilities Authority Healthcare & Education Facilities Revenue Bonds (Kirksville College) (A-/NR)(a)
700,000	4.700		01/01/21	751,289
750,000	4.750		01/01/22	804,727
1,000,000	5.000		01/01/25	1,080,340
Glendale AZ Industrial Development Authority Revenue Bonds (Midwestern University) (A/NR)(a)
1,500,000	5.000		05/15/30	1,633,110
Goodyear Community Facilities Utilities District No 1 GO Bonds (Refunding) Series 2016 (A-/A1)(a)
880,000	4.000		07/15/32	936,514
McAllister Academic Village LLC AZ Revenue Bonds (Arizona State University) (Refunding) Series 2016 (AA-/A1)(a)
1,000,000	5.000		07/01/27	1,216,410
Pima County AZ Regional Transportation Excise Tax Revenue Bonds (Pima County Regional Transportation Fund) (AA+/NR)
1,000,000	5.000		06/01/22	1,174,110
1,000,000	5.000		06/01/23	1,200,780
Pinal County AZ Unified School District No.1 Florence GO Bonds (School Improvement Project of 2006) Series C (A/NR)
335,000	5.000		07/01/18	346,839
350,000	5.000	(a)	07/01/19	362,141
1,100,000	5.125	(a)	07/01/22	1,142,064
Yuma AZ Municipal Property Corp. Excise Tax Revenue Bonds (Refunding-Senior Lien) Series 2015 (AA-/A1)(a)
1,050,000	4.000		07/01/26	1,182,468

				11,830,792

Arkansas(a) – 0.4%
Arkansas State Development Finance Authority Economic Development Revenue Bonds (Taxable) (ADFA-GTD) (A+/NR)
25,000	5.480		09/01/17	25,056
Jacksonville AR Wastewater Revenue Bonds (Refunding) Series B (A+/NR)
1,265,000	4.000		12/01/31	1,328,149

				1,353,205

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
California – 3.6%
Bay Area CA Toll Authority Toll Bridge Revenue Bonds (Variable) (San Francisco) Series A-1 (AA/Aa3)(a)(b)
$ 3,000,000	1.520%	04/01/47	$ 3,016,500
Bay Area CA Toll Authority Toll Bridge Revenue Bonds (Variable) (San Francisco) Series E-3 (AA/Aa3)(a)(b)
1,000,000	1.520	04/01/47	1,005,500
Bonita Unified School District Taxable GO Bonds Election of 2008 Series B-1 (AA-/NR)
1,000,000	5.560	08/01/25	1,174,980
California Health Facilities Financing Authority Revenue Bonds (Children’s Hospital of Orange) Series 2009 (A-/NR)(a)
1,000,000	6.250	11/01/29	1,108,180
California State Department of Veterans Affairs Home Purchase Revenue Bonds (Refunding) Series B (AA/Aa3)(a)
2,000,000	3.250	12/01/36	1,952,140
California State Municipal Finance Authority Revenue Bonds (Refunding-Biola University) Series 2017 (NR/Baa1)(a)
1,090,000	5.000	10/01/31	1,270,319
Fresno CA Unified School District GO Bonds Election of 2001 Series G (NR/Aa3)(a)(c)
1,000,000	0.000	08/01/24	800,370
Los Angeles CA Unified School District GO Bonds (Refunding) Series B (NR/Aa2)(a)
1,500,000	2.000	07/01/29	1,363,185
University of California CA Revenue Bonds (Unrefunded-General) Series Q (AA/NR)(a)
235,000	5.250	05/15/22	238,125

			11,929,299

Colorado – 1.6%
Adams County CO Certificates of Participation (Refunding) (Improvement) Series 2015 (AA/Aa2)(a)
2,900,000	4.000	12/01/28	3,218,217
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-High Point Academy) (A/NR)
625,000	4.500	03/01/20	667,638
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Johnson & Wales University Project) Series B (A-/A3)
1,255,000	5.000	04/01/22	1,428,328

			5,314,183

Connecticut(a) – 1.1%
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series A (AMT) (NR/A1)
935,000	3.250	11/15/24	953,261
1,400,000	3.750	11/15/27	1,424,304
Connecticut State Housing Finance Authority Housing Finance Program Revenue Bonds (Refunding) Subseries C-2 (AAA/Aaa)
1,565,000	2.700	11/15/31	1,461,209

			3,838,774

District Of Columbia(a) – 1.6%
District of Columbia Revenue Bonds (Deed Tax) Series B (NR/A1)
1,165,000	5.000	06/01/25	1,276,094

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
District Of Columbia(a) – (continued)
Washington Metropolitan Area Transit Authority Gross Revenue Bonds (Transit) Series A (AA-/A2)(d)
$ 3,890,000	5.250%		07/01/19	$ 4,202,912

				5,479,006

Florida – 4.5%
Florida State Board of Governors Florida International University Dormitory Revenue Bond Series 2012 A (A/Aa3)(a)
1,000,000	4.000		07/01/26	1,071,750
Halifax FL Hospital Medical Center Revenue Bonds (Refunding) Series 2016 (A-/NR)(a)
1,450,000	5.000		06/01/36	1,605,759
Jupiter County FL (Community Center Project) GO Bonds Series 2001 (AAA/Aaa)
50,000	5.500		07/01/21	55,822
Lake County FL School Board Certificates of Participation (Refunding-Master Lease Program) Series A (A/NR)(a)
725,000	5.000		06/01/24	838,020
Miami-Dade County FL Aviation Revenue Bonds (Miami International Airport) Series A (A/A2)(a)
1,000,000	5.000		10/01/22	1,115,530
Miami-Dade County FL Aviation Revenue Bonds (Prerefunded-Miami International Airport) Series A-1 (NR/NR)(a)(d)
240,000	5.500		10/01/20	272,635
Miami-Dade County FL Aviation Revenue Bonds (Unrefunded-Miami International Airport) Series A-1 (A/A2)(a)
760,000	5.500		10/01/25	859,286
Miami-Dade County FL Educational Facilities Authority Revenue Bonds (Refunding-University of Miami) Series B (AMBAC) (A-/A3)(a)
685,000	5.250		04/01/21	783,537
North Miami Beach Water Revenue Bond (Refunding) Series 2012 (A+/NR)(a)
2,050,000	5.000		08/01/32	2,344,073
Seminole County FL School Board Certificates of Participation Series B (AA-/Aa3)(a)
500,000	5.000		07/01/24	577,930
Tallahassee FL Health Facilities Revenue Bonds (Tallahassee Memorial Healthcare, Inc. Project) Series A (NR/Baa1)
350,000	5.000		12/01/17	353,749
400,000	5.000		12/01/18	416,604
260,000	5.000		12/01/19	278,262
330,000	5.000		12/01/20	361,376
1,350,000	4.000	(a)	12/01/46	1,357,547
Tampa FL Health System Revenue Bonds Series A (AA-/Aa3)(a)
1,300,000	5.250		11/15/25	1,441,401
Walton County FL School Board Certificates of Participation Series 2015 (AGM) (AA/A2)(a)
1,000,000	5.000		07/01/25	1,216,430

				14,949,711

Georgia – 0.4%
Brunswick GA Water & Sewer Revenue Bonds (Refunding & Improvement) Series 1992 (ETM) (NPFG) (A/A3)
60,000	6.100		10/01/19	63,015
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding & Improvement) Series 1993 (NPFG) (A/Aa2)
55,000	5.500		08/01/23	62,121

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Georgia – (continued)
Fulton County GA Development Authority Revenue Bonds (Refunding-Robert W Woodruff Arts Center, Inc.) Series A (NR/A2)
$ 1,000,000	5.000%		03/15/26	$ 1,204,730

				1,329,866

Illinois – 10.9%
Arlington Heights IL GO Bonds Series 2016 (NR/Aa1)(a)
2,115,000	4.000		12/01/36	2,231,431
Cook County IL Community High School District No. 234 Taxable GO Bonds (Ridgewood Build America Bonds–Direct Payment to Issuer) Series B (Assured Guaranty) (AA/A3)(a)
300,000	6.400		12/01/28	325,620
Cook County IL Township High School District No. 208 Riverside-Brookfield GO Bonds (Refunding) Series B (AA+/NR)
1,090,000	5.000		12/15/25	1,299,989
Countryside IL GO Bonds (Taxable-Refunding) Series 2014 (NR/Aa2)
500,000	3.300		01/01/24	508,440
860,000	4.150	(a)	01/01/29	860,602
DeKalb, Kane & Lasalle Counties Community College District No. 523 GO Bonds Series A (AA-/NR)(a)
400,000	5.000		02/01/23	446,620
Du Page & Will County Community School District No. 204 Indian Prairie (Refunding) Series 2016 (NR/Aa1)
5,000,000	2.000		12/30/22	5,059,050
Hoffman Estates IL GO Bonds (Taxable-Refunding) Series A (AA+/Aa2)(a)
1,200,000	4.200		12/01/25	1,278,876
Illinois Finance Authority Revenue Bonds (Bradley University Projects) Series A (XLCA) (A-/WR)(a)
3,000,000	5.000		08/01/27	3,008,850
Illinois Finance Authority Revenue Bonds (Columbia College) (NPFG) (A/A3)(a)(d)
2,000,000	5.250		12/01/17	2,028,720
Illinois Finance Authority Revenue Bonds (OSF Healthcare System) Series 2016 (A/A2)(a)
2,000,000	3.250		05/15/39	1,783,180
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (AA-/Aa3)(a)
470,000	4.850		01/01/26	507,257
1,625,000	5.000		01/01/30	1,752,335
Illinois Finance Authority Revenue Bonds (Refunding-Columbia College) (ETM) Series 2011 (BBB+/NR)
300,000	5.000		12/01/17	304,011
405,000	4.000		12/01/18	421,038
420,000	4.250		12/01/19	450,618
440,000	4.500		12/01/20	487,678
Illinois Finance Authority Revenue Bonds (Refunding-Northshore University Health System) Series 2010 (AA/Aa2)(a)
1,000,000	5.000		05/01/29	1,072,210
Illinois Finance Authority Revenue Bonds (Refunding-OSF Healthcare System) Series A (A/A2)(a)
1,000,000	4.000		11/15/33	1,020,470
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB/NR)(a)(d)
1,210,000	5.500		02/15/20	1,341,358
Illinois Finance Authority Revenue Bonds (The Carle Foundation) Series A (A+/NR)(a)
1,000,000	5.375		08/15/26	1,135,130

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Lake County IL Community Consolidated School District No. 46 Grayslake GO Bonds (Refunding) Series 2015 (AA+/NR)
$ 1,000,000	5.000%	11/01/23	$ 1,186,230
Northern Illinois Municipal Power Agency Revenue Bonds (Prairie State Project) Series A (NPFG) (NR/A2)(a)(d)
1,000,000	5.000	01/01/18	1,016,940
Peoria County IL Community Unit School District No. 309 GO Bonds (Capital Appreciation-Brimfield School District) Series A (Assured Guaranty) (AA/NR)(c)
540,000	0.000	04/01/18	532,661
Peoria IL GO Bonds (Refunding) Series B (AA-/A1)
1,205,000	5.000	01/01/24	1,404,126
Peoria IL Metropolitan Airport Authority Revenue Bonds (Alternative Revenue Source) Series 2008 (NR/Aa2)(a)
1,000,000	5.000	12/01/26	1,048,670
Quad Cities IN Regional Economic Development Authority Revenue Bonds (Augustana College) Series 2012 (Refunding) (NR/Baa1)(a)
750,000	4.750	10/01/32	783,428
University of Illinois Board of Trustees Certificates of Participation (Prerefunded-Refunding) Series A (NR/NR)(a)(d)
575,000	5.000	10/01/17	578,789
University of Illinois Board of Trustees Certificates of Participation (Unrefunded-Refunding) Series A (A-/A1)(a)(d)
425,000	5.000	10/01/17	427,835
Winnebago County IL GO Bonds (Refunding) Series C (NR/Aa2)
905,000	5.000	12/30/28	1,090,407
960,000	5.000	12/30/29	1,159,891

			36,552,460

Indiana – 5.9%
Anderson IN School Building Corp. Revenue Bonds (Refunding) Series 2015 (AA+/NR)(a)
1,565,000	4.000	07/15/26	1,735,116
Decatur Township IN Multi-School Building Corp. Revenue Bonds (Refunding-First Mortgage) (Multi Purpose) Series 2015 (AA+/NR)
2,315,000	5.000	07/15/23	2,754,225
Eastern Pulaski IN Multi-School Building Corp. Revenue Bonds (First Mortgage) Series 2015 (AA+/NR)(a)
840,000	4.000	07/15/28	917,507
910,000	4.000	07/15/30	979,797
Evansville IN Redevelopment Authority Revenue Bonds (Build America Bonds-Taxable) Series B (A/A2)(a)
675,000	6.050	02/01/23	760,907
Indiana Finance Authority Revenue Bonds (Educational Facilities-Butler University Project) Series A (A-/NR)(a)
540,000	5.000	02/01/25	629,969
425,000	5.000	02/01/27	492,193
700,000	5.000	02/01/28	806,568
600,000	5.000	02/01/29	688,632
Indiana State Finance Authority Revenue Bond (Refunding-Educational Facilities-Indianapolis Museum of Art) Series B (NR/A2)(a)
815,000	5.000	02/01/28	937,959
Indiana State University Revenue Bonds (Build America Bonds) (NR/A1)(a)
530,000	5.310	04/01/25	553,198
Lake Central Multi-District School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series B (AA+/NR)
1,000,000	5.000	07/15/24	1,185,220

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Indiana – (continued)
Plainfield IN High School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series 2014 (AA+/NR)(a)
$ 2,245,000	4.000%		01/15/26	$ 2,510,224
2,235,000	4.000		01/15/27	2,476,224
Southmont IN School Building Corp. Revenue Bonds (First Mortgage) Series 2017 (A/NR)(a)
1,320,000	5.000		07/15/32	1,522,897
Upland IN Economic Development Revenue Bonds (Taylor University Project) (Refunding) Series 2012 (NR/Baa1)(a)
900,000	4.500		09/01/32	938,079

				19,888,715

Iowa(a) – 0.5%
Iowa Finance Authority Health Facilities Revenue Bonds (Mercy Medical Center Project) Series 2012 (A/A2)
1,410,000	5.000		08/15/27	1,574,321

Kansas – 2.4%
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (AA-/NR)(a)
1,500,000	4.000		10/01/36	1,591,080
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Stormont-Vail Healthcare) Series F (NR/A2)(a)
2,000,000	5.000		11/15/23	2,167,320
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series H-1 (A+/Aa3)
1,580,000	5.000		11/01/24	1,914,755
Kansas State Development Finance Authority Revenue Bonds (University Project) Series A (A+/Aa2)(a)
2,100,000	4.000		03/01/29	2,279,319

				7,952,474

Kentucky – 3.8%
Barren County KY School District Finance Corp. Revenue Bonds (Refunding) Series 2015 (NR/A1)(a)
1,000,000	5.000		08/01/26	1,187,920
Fayette County KY School District Finance Corp. Revenue Bonds (Refunding) Series B (A+/A1)
2,000,000	4.000		05/01/25	2,256,520
2,000,000	4.000	(a)	05/01/26	2,235,360
Kentucky State Higher Education Student Loan Corp. (Senior Lien) Series A (AMT) (A/NR)(a)
615,000	3.750		06/01/26	619,717
Louisville & Jefferson County KY Metropolitan Government Health System Revenue Bonds (Norton Healthcare Obligated Group) Series A (A-/NR)(a)
2,710,000	5.000		10/01/27	3,107,882
Oldham County KY School District Finance Corp. (Refunding) Series 2016 (NR/A1)
545,000	5.000		06/01/20	598,083
595,000	5.000		06/01/21	670,279
590,000	5.000		06/01/22	680,754
610,000	5.000		06/01/23	717,519
690,000	5.000		06/01/24	820,507

				12,894,541

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Louisiana(a) – 3.8%
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A/A2)(d)
$ 5,000,000	5.500%		10/01/20	$ 5,671,550
Louisiana Public Facilities Authority Revenue Bonds (Loyola University) Series 2011 (BBB+/Aaa)(d)
3,715,000	5.250		10/01/21	4,332,099
Louisiana Public Facilities Authority Revenue Bonds (Refunding-Ochsner Clinic Foundation Project) Series 2015 (NR/A3)
800,000	5.000		05/15/30	913,872
Louisiana State GO Bonds Series A (AA-/Aa3)
1,655,000	4.000		04/01/35	1,754,333

				12,671,854

Maine – 0.9%
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/A1)(a)
1,000,000	5.000		07/01/24	1,123,940
Portland ME Airport Revenue Bonds (Refunding-General) Series 2016 (BBB+/Baa1)
500,000	5.000		01/01/22	567,890
145,000	5.000		01/01/23	167,323
470,000	5.000		01/01/24	549,355
215,000	5.000	(a)	01/01/34	239,394
330,000	5.000	(a)	01/01/35	366,676

				3,014,578

Massachusetts – 1.5%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)(a)
745,000	5.100		01/01/25	787,167
Massachusetts Educational Financing Authority Revenue Bonds Series J (AMT) (AA/NR)(a)
690,000	4.250		07/01/22	720,815
Massachusetts State Housing Finance Agency Revenue Bonds Series B (AMT) (AA/Aa2)
400,000	2.500		12/01/20	411,356
395,000	2.700		06/01/21	409,572
400,000	3.050		06/01/22	421,876
400,000	3.250		06/01/23	424,988
Massachusetts State Housing Finance Agency Revenue Bonds Series D (AA/Aa2)(a)
1,910,000	2.900		12/01/31	1,891,148
Massachusetts State Water Resources Authority Revenue Bonds Series A (ETM) (GO of Authority) (AA+/Aa1)
10,000	6.500		07/15/19	10,612

				5,077,534

Michigan – 8.6%
Comstock Park MI Public Schools GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA-/NR)
730,000	5.000		05/01/24	865,992
East Lansing MI School District GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA-/NR)
1,175,000	5.000		05/01/24	1,416,075
Grand Valley MI State University Revenue Bonds (Refunding) Series A (A+/A1)(a)
1,500,000	4.000		12/01/29	1,616,730
1,375,000	4.000		12/01/30	1,473,175

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Michigan – (continued)
Grand Valley MI State University Revenue Bonds Series 1998 (NPFG) (FGIC) (A+/A3)
$ 205,000	5.500%		02/01/18	$ 205,691
Grand Valley MI State University Revenue Bonds Series A (A+/A1)(a)
1,595,000	5.000		12/01/28	1,857,122
Marshall MI Public Schools District GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA-/NR)(a)
1,380,000	4.000		11/01/28	1,501,550
Mattawan MI Consolidated School District GO Bonds Series I (Q-SBLF) (AA-/NR)(a)
750,000	5.000		05/01/26	889,950
Michigan State Finance Authority Revenue Bonds (Refunding-Beaumont Health Credit Group) Series 2015 (A/A1)
1,500,000	5.000		08/01/24	1,801,035
1,000,000	5.000	(a)	08/01/25	1,189,880
Michigan State Housing Development Authority Rental Housing Revenue Bonds Series B (GO of Authority) (AA/NR)
690,000	4.500		10/01/19	736,051
Michigan State Housing Development Authority Revenue Bonds (Non-AMT) (Non-ACE) Series B (AA+/Aa2)(a)
2,360,000	2.500		12/01/26	2,364,602
2,000,000	3.100		12/01/31	1,979,380
Michigan State Housing Development Authority Revenue Bonds (Taxable-Refunding) Series B (AA/NR)
500,000	2.816		04/01/25	492,420
1,000,000	2.866		10/01/25	982,580
Michigan State Housing Development Authority Revenue Bonds Series A (AA/NR)
400,000	2.150		04/01/25	397,056
470,000	2.550	(a)	04/01/28	451,482
410,000	2.600	(a)	10/01/28	393,362
Michigan State Housing Development Authority Single Family Home Ownership Revenue Bonds (Non AMT) Series A (GO of Authority) (AA+/NR)(a)
320,000	4.750		12/01/25	332,570
Northwest Community Schools GO Bonds (School Building & Site) Series 2013 (AA-/NR)(a)
1,000,000	4.000		05/01/24	1,106,280
Saginaw Township MI Community School District (Refunding) Series 2015 (Q-SBLF) (NR/Aa1)(a)
750,000	4.000		05/01/28	822,772
South Redford MI School District GO Bonds (Refunding) Series 2014 (Q-SBLF) (AA-/NR)(a)
1,590,000	5.000		05/01/26	1,855,641
Warren Woods MI Public Schools GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA-/NR)
1,480,000	5.000		05/01/24	1,765,995
Washtenaw MI Community College GO Bonds (Refunding) Series 2015 (NR/Aa1)
645,000	4.000		04/01/25	726,915
Wayne MI State University Revenue Bonds (Unrefunded-Refunding-General) Series A (A+/NR)(a)
1,670,000	5.000		11/15/24	1,802,648

				29,026,954

Minnesota – 0.5%
Minnesota State Municipal Power Agency Electric Revenue Bonds(Refunding) Series 2014 (NR/A2)
500,000	4.000		10/01/21	551,510

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Minnesota – (continued)
St. Paul MN Housing & Redevelopment Authority Health Care Facilities Revenue Bonds (Refunding-Healthpartners Obligated Group) Series A (A/A2)(a)
$ 1,000,000	5.000%	07/01/28	$ 1,169,030

			1,720,540

Mississippi – 0.9%
Alcorn State University Educational Building Corp. (Refunding-Facilities) (Re-Financing Project) Series 2016 (NR/Aa2)(a)
1,560,000	4.000	09/01/33	1,663,958
Mississippi Home Corporation Homeownership Revenue Bonds Series A (GNMA/FNMA/FHLMC) (NR/Aaa)
25,000	2.700	06/01/18	25,300
Mississippi State Development Bank Special Obligation (Pearl Public School District) Series 2016 (NR/Aa3)(a)
600,000	4.000	04/01/34	636,036
660,000	4.000	04/01/35	698,108

			3,023,402

Missouri – 0.6%
Greene County MO GO Bonds Limited-Wilson Creek Marketplace NID Project (Refunding) Series A (NR/Aa2)(a)(d)
500,000	5.000	04/01/22	584,880
Joplin Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health Systems ) Series 2011 (A-/NR)
1,490,000	4.250	02/15/21	1,580,577

			2,165,457

Nebraska – 1.4%
Douglas County NE Hospital Authority No. 2 Revenue Bonds (Health Facilities-Children’s Hospital Obligation Group) Series 2017 (NR/A1)(a)
1,000,000	5.000	11/15/34	1,154,670
Douglas County NE Hospital Authority No. 2 Revenue Bonds (Prerefunded-Refunding) (Health Facilities-Children’s Hospital) Series 2008 (NR/NR)(a)(d)
220,000	6.000	08/15/17	220,374
Douglas County NE Hospital Authority No. 2 Revenue Bonds (Unrefunded-Refunding) (Health Facilities-Children’s Hospital) Series 2008 (NR/A1)(a)
280,000	6.000	08/15/22	280,546
Nebraska Public Power Generation Agency Revenue Bonds (Refunding) (Whelan Energy Center Unit 2) Series A (NR/A2)
1,750,000	5.000	01/01/23	2,030,612
Sarpy County NE Hospital Authority No.1 Revenue Bonds (Refunding-Nebraska Medicine) Series 2016 (AA-/NR)(a)
1,035,000	3.000	05/15/46	914,040

			4,600,242

Nevada(a) – 0.6%
Las Vegas Valley NV Water District GO Bonds (Refunding) Series B (AA/Aa1)
800,000	5.000	06/01/22	826,640
Washoe County NV Highway Revenue Bonds (Fuel Tax) Series 2013 (A+/A1)
1,000,000	5.000	02/01/29	1,056,580

			1,883,220

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
New Hampshire – 1.0%
Manchester NH General Airport Revenue Bonds Series A (BBB+/Baa1)
$ 2,990,000	5.000%		01/01/21	$ 3,282,213

New Jersey – 2.0%
East Orange NJ GO Bonds (Refunding-Water Utilities) Series B (AGM) (AA/A2)
1,500,000	5.000		07/15/24	1,794,915
New Jersey Housing & Mortgage Finance Agency MF Conduit Revenue Bonds (Lexington Manor Apartments Project) Series B (NR/Aaa)
785,000	3.150		06/15/25	826,315
New Jersey State Certificates of Participation (Equipment Lease Purchase) Series A (BBB+/Baa1)(a)(d)
1,000,000	5.000		06/15/18	1,034,860
New Jersey State Economic Development Authority Revenue Bonds (School Facilities Construction) Series UU (BBB+/Baa1)(a)
1,750,000	5.000		06/15/28	1,826,317
New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds (Refunding) Series 1A (AA/Aaa)(a)
1,140,000	4.750		12/01/23	1,204,513
Passaic County NJ GO Bonds (Refunding-Taxable Pension) Series 2003 (AGM) (NR/Aa3)
100,000	5.750		02/15/21	108,963

				6,795,883

New York – 0.9%
Metropolitan Transportation Authority NY Revenue Bonds Series 2008 C (AA-/A1)
65,000	5.500		11/15/18	67,094
Monroe Country NY Development Corp. Revenue Bonds (Refunding John Fisher College) Series A (A-/NR)(a)
500,000	5.000		06/01/29	577,320
New York City Housing Development Corp. Revenue Bonds (Multi Family Development) Series G (AA+/Aa2)(a)
250,000	3.800		11/01/37	253,022
New York State Dormitory Authority Revenues Non Supported Debt Revenue Bonds (Refunding-Icahn School Medicine at Mount Sinai) Series A (A-/A3)(a)
1,000,000	5.000		07/01/27	1,177,630
New York State Dormitory Authority Revenues Non Supported Debt Revenue Bonds (School District Financing Program) Series C (AGM) (AA/A2)(a)(d)
1,000,000	5.000		10/01/17	1,006,720

				3,081,786

North Carolina – 1.0%
North Carolina State Medical Care Commission Revenue Bonds (Refunding-NC Baptist Hospital) (A/A2)(a)
1,190,000	5.000		06/01/22	1,309,738
Western Carolina University Revenue Bonds (Refunding-Limited Obligation-Student Housing) (A/NR)
200,000	2.000		06/01/20	202,646
420,000	3.000		06/01/21	440,781
330,000	4.000		06/01/22	363,419
350,000	4.000		06/01/23	388,724
480,000	4.000	(a)	06/01/25	528,384

				3,233,692

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Ohio – 4.2%
Akron OH Certificates of Participation (Refunding-Municipal Baseball Stadium Project) Series 2013 (A+/NR)(a)
$ 660,000	3.000%		12/01/19	$ 668,752
Akron OH GO Bonds (Refunding) (AA-/NR)(a)
545,000	5.000		12/01/26	653,449
Hamilton County OH Sales Tax Revenue Bonds (Refunding) Series A (NR/A1)(a)
2,000,000	5.000		12/01/24	2,282,300
Middletown OH GO Bonds (Refunding-Various Purpose) Series 2017 (NR/A1)
1,095,000	4.000		12/01/25	1,241,533
1,000,000	5.000		12/01/26	1,213,310
1,045,000	5.000		12/01/27	1,276,143
Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University-Refunding) Series C (BBB+/A3)(a)
1,000,000	5.000		05/01/27	1,147,670
1,000,000	5.000		05/01/28	1,139,480
750,000	5.000		05/01/29	849,615
Toledo OH Waterworks Revenue Bonds (Refunding-System) (AA-/Aa3)(a)
1,690,000	5.000		11/15/27	2,018,739
University of Toledo OH Revenue Bonds (Refunding-General Receipt) Series A (A/A1)(a)
700,000	4.000		06/01/35	730,646
700,000	4.000		06/01/36	728,868

				13,950,505

Pennsylvania – 7.3%
Butler County PA Hospital Authority Revenue Bonds (Refunding) Series 2015 (NR/Baa1)
500,000	5.000		07/01/25	582,190
450,000	5.000	(a)	07/01/26	523,620
490,000	5.000	(a)	07/01/27	565,259
Delaware County PA Authority University Revenue Bonds (Neumann University) (BBB/NR)
1,025,000	5.000		10/01/19	1,081,652
1,250,000	5.250	(a)	10/01/31	1,326,400
East Stroudsburg PA Area School District GO Bonds (AGM) (NR/Aa3)(a)
2,200,000	5.000		09/01/22	2,207,106
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (Drexel University College Medicine) Series 2007 (NPFG) (A/A3)(a)(d)
1,250,000	5.000		11/01/17	1,262,625
Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue Bonds (Refunding) Series 121 (AA+/Aa2)(a)
1,000,000	3.100		10/01/36	968,140
Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue Bonds Series 113 (AA+/Aa2)
795,000	4.000		10/01/18	821,799
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Refunding-Subordinated) Series B (NR/A3)(a)
1,500,000	5.000		06/01/29	1,750,080
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Variable-Refunding) Series B-1 (A/A1)(a)(b)
3,000,000	1.270		12/01/17	3,000,630
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series B (A/A1)(a)
2,315,000	5.000		12/01/25	2,517,979

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series C (A/A1)(a)
$ 500,000	5.000%		12/01/26	$ 590,175
Philadelphia PA Authority for Industrial Development City Agreement Revenue Bonds (Refunding-Central Library Project) Series B (A+/A2)
610,000	3.000		12/01/18	624,902
Philadelphia PA Authority for Industrial Development City Agreement Revenue Bonds (Refunding-Cultural & Commercial Corridors Programs) Series A (A+/A2)
2,000,000	4.000		12/01/18	2,075,140
State Public School Building Authority Revenue Bonds (Refunding-Montgomery County Community College) (NR/A1)(a)
1,065,000	5.000		05/01/29	1,239,958
Wilkes-Barre PA Finance Authority Revenue Bonds (Refunding-University of Scranton) Series A (A-/NR)
1,000,000	5.000		11/01/24	1,170,460
2,205,000	4.000	(a)	11/01/29	2,326,937

				24,635,052

Rhode Island – 1.1%
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds Homeownership Opportunities Series 61 B (Non-AMT) (Non-ACE) (AA+/Aa2)(a)
2,150,000	3.450		04/01/26	2,220,606
Rhode Island State Health & Educational Building Corp. Higher Education Facility Revenue Bonds (Bryant University Project) (A/A2)
950,000	5.000		06/01/21	1,065,682
Rhode Island State Housing & Mortgage Finance Corp. Revenue Bonds (Home Funding) Series 4 (NR/Aa2)(a)
430,000	3.500		04/01/22	452,265

				3,738,553

South Carolina – 2.6%
Laurens County SC School District No. 055 Installment Purchase Revenue Bonds (Refunding) Series 2015 (A-/A2)
1,000,000	5.000		12/01/24	1,191,490
Newberry Investing in Children’s Education SC Installment Purpose Revenue Bonds (Refunding- Newberry Co. School District) Series 2014 (A/A1)(a)
2,925,000	5.000		12/01/25	3,472,033
Scago Educational Facilities Corp. for Colleton School District Revenue Bonds (Refunding) (A-/A3)(a)
1,000,000	5.000		12/01/26	1,178,260
Scago Educational Facilities Corp. for Pickens School District Revenue Bonds (Refunding) Series 2015 (A/A1)(a)
2,550,000	5.000		12/01/27	3,014,508

				8,856,291

South Dakota – 1.1%
South Dakota Housing Development Authority Revenue Bonds (Home Ownership Mortgage) Series D (AAA/Aaa)
980,000	2.700		05/01/25	1,020,386
South Dakota Housing Development Authority Single Family Revenue Bonds (Taxable-Refunding-Mortgage) Series 1 (NR/Aa2)(a)
585,000	2.834		11/01/26	564,396
590,000	2.884		05/01/27	568,736
550,000	2.984		11/01/27	531,685

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
South Dakota – (continued)
South Dakota State Health & Educational Facilities Authority Revenue Bonds (Avera Health Issue) Series A (AA-/A1)(a)
$ 1,000,000	5.000%	07/01/25	$ 1,121,520

			3,806,723

Tennessee – 1.2%
Knox County Health Educational & Housing Facility Board Revenue Bonds (Refunding) (University Health Systems, Inc.) Series 2017 (BBB+/NR)
2,785,000	3.375	04/01/26	2,911,690
Tennessee Housing Development Agency Revenue Bonds Homeownership Program Series 1C (Non-AMT) (GO of Agency) (AA+/Aa1)(a)
695,000	3.500	07/01/27	719,429
Tennessee Housing Development Agency Revenue Bonds Residential Financing Program Series 1C (Non-AMT-Non ACE-Issue) (AA+/Aa1)(a)
485,000	4.050	01/01/38	497,484

			4,128,603

Texas – 5.6%
Arlington TX Higher Education Finance Corp. Revenue Bonds (Responsive Education Solutions) Series A (AAA/NR)
725,000	5.000	08/15/25	873,727
Celina TX GO Bonds (Certificates of Obligation) (Waterworks & Sewer System) Series 2015 (AA-/A1)(a)
930,000	5.000	09/01/27	1,106,579
980,000	5.000	09/01/28	1,156,606
Forney TX Independent School District GO Bonds (Refunding) Series 2015 (PSF-GTD) (AAA/Aaa)(a)
2,630,000	4.000	08/15/24	2,697,144
Houston County TX GO Bonds (Certificates of Obligation) (A/NR)(a)
235,000	5.000	02/15/20	239,808
Katy TX Independent School District GO Bonds (Refunding) Series A (AAA/Aaa)
300,000	5.000	02/15/25	367,821
Kyle TX GO Bonds (Refunding) Series 2015 (AA-/NR)(a)
1,000,000	4.000	08/15/26	1,134,720
Lower Colorado River Authority Revenue Bonds (Prerefunded-Refunding) (NR/NR)(a)(d)
5,000	5.625	05/15/19	5,397
Mansfield TX Independent School District GO Bonds (Refunding) Series A (PSF-GTD) (NR/Aaa)(a)
2,460,000	4.000	02/15/29	2,706,590
Nolan County TX Hospital District GO Bonds Series 2014 (NR/A3)(a)
1,025,000	5.000	08/15/27	1,170,857
North Texas Tollway Authority Revenue Bonds (Prerefunded 2016-Refunding-System First Tier) Series A (AA/A1)(a)(d)
225,000	5.750	01/01/18	229,502
North Texas Tollway Authority Revenue Bonds (Unrefunded 2016-Refunding-System First Tier) Series A (AA/A1)(a)
80,000	5.750	01/01/40	81,490
North TX Tollway Authority Revenue Bonds (Prerefunded-Refunding System) (First Tier) Series A (AGC-ICC) (AA/A1)(a)(d)
295,000	5.750	01/01/18	300,903

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Texas – (continued)
Odessa TX GO Bonds (Refunding) Series 2015 (AA/Aa3)(a)
$ 1,000,000	5.000%	03/01/27	$ 1,172,590
Port Arthur TX Independent School District GO Bonds (Refunding) Series E (NR/Aa3)(a)
2,500,000	4.000	02/15/32	2,715,075
Weslaco TX GO Bonds (Refunding) Series 2016 (AA-/NR)
2,295,000	5.000	02/15/24	2,727,057

			18,685,866

Utah(a) – 0.2%
Salt Lake City UT Airport Revenue Bonds Series B (A+/A2)
500,000	5.000	07/01/34	592,240

Vermont – 0.5%
Vermont Economic Development Authority Revenue Bonds (Central Vermont Public Service Corp.-Recovery Zone Facility) (NR/WR)
1,000,000	5.000	12/15/20	1,099,930
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (AMT) (AA/NR)
410,000	4.000	06/15/20	433,903

			1,533,833

Washington – 1.8%
COB Properties WA Lease Revenue Bonds (Bothell City Hall Project) Series 2014 (AA/NR)(a)
1,620,000	5.000	12/01/26	1,950,918
Grays Harbor County WA Public Utility District No. 1 Revenue Bonds (Refunding) Series A (A/A1)(a)
250,000	4.000	01/01/40	262,088
Washington Higher Education Facilities Authority Revenue Bonds Seattle University Project Series 2011 (Refunding) (A/NR)
560,000	5.000	05/01/18	576,436
Washington State Health Care Facilities Authority Revenue Bonds (Catholic Health Initiatives) Series D (BBB+/Baa1)(a)
500,000	6.000	10/01/23	527,280
Washington State Health Care Facilities Authority Revenue Bonds (Multicare Health System) Series A (AA-/Aa3)(a)
1,495,000	5.000	08/15/27	1,778,661
Washington State Housing Finance Commission Revenue Bonds (Refunding-Non-AMT-Single Family Program) Series 1N (NR/Aaa)(a)
960,000	3.450	12/01/30	978,278

			6,073,661

Wisconsin(a) – 1.0%
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Children’s Hospital of Wisconsin) (AA/Aa3)
1,000,000	5.000	08/15/21	1,041,120
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Refunding-Ascension Health Credit Group) Series A (AA+/Aa2)
1,000,000	4.000	11/15/34	1,051,400
Wisconsin State Housing & Economic Development Authority Revenue Bonds (Refunding) Series C (AA/Aa3)
1,395,000	4.100	05/01/43	1,427,490

			3,520,010

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Wyoming – 0.1%
Lincoln County Building Corp. Lease Revenue Bonds Series 2012 (A+/NR)
$ 305,000	3.000%	05/01/18	$ 309,304

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $303,878,878)			$313,098,070

Short-term Investment(e) – 7.3%
Repurchase Agreement – 7.3%
State Street Bank & Trust Co.
$ 24,554,000	0.120%	08/01/17	$ 24,554,000
Maturity Value: $24,554,082 (Cost $24,554,000)

TOTAL INVESTMENTS – 100.6% (Cost $328,432,878)			$337,652,070

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%			(2,054,991)

NET ASSETS – 100.0%			$335,597,079

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2017.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Prerefunded security. Maturity date disclosed is prerefunding date.

(e)	Repurchase agreement was entered into on July 31, 2017. This agreement was fully collateralized by $27,030,000 U.S. Treasury Bond, 2.500%, due 05/15/46 with a market value of $25,045,106.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
ETM	—	Escrow to Maturity
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
NR	—	Not Rated
PSF-GTD	—	Guaranteed by Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
WR	—	Withdrawn Rating
XLCA	—	Insured by XL Capital Assurance, Inc.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$328,432,878
Gross unrealized gain	9,978,068
Gross unrealized loss	(758,876)
Net unrealized security gain	$9,219,192

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 96.3%
Arizona(a) – 0.7%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$ 1,000,000	5.000%	01/01/25	$ 1,080,340
Pinal City Arizona Unified School District No. 1 Florence School Improvement Project of 2006 GO Bonds Series C (A/NR)
1,215,000	5.150	07/01/24	1,261,741

			2,342,081

California – 1.5%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NPFG) (FGIC) (AA-/A3)(b)
2,000,000	0.000	07/01/27	1,515,280
California State Department of Veterans Affairs Home Purchase Revenue Bonds (Refunding) Series B (AA/Aa3)(a)
2,000,000	3.250	12/01/36	1,952,140
Washington CA Unified School District GO Bonds Capital Appreciation Election of 2004 (Yolo County) Series A (NPFG) (A+/A3)(b)
2,400,000	0.000	08/01/29	1,581,096

			5,048,516

Florida(a) – 0.6%
Orange County FL Tourist Development Tax Revenue Bonds Series A (AA-/Aa3)
2,000,000	4.000	10/01/33	2,150,800

Illinois – 2.4%
Illinois Finance Authority Revenue Bonds (OSF Healthcare System) Series 2016 (A/A2)(a)
2,500,000	3.250	05/15/39	2,228,975
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB/NR)(a)(c)
1,000,000	5.500	02/15/20	1,108,560
Illinois Housing Development Authority Revenue Bonds (Refunding Homeowner Mortgage) Series C (AA/Aa3)(a)
3,000,000	2.900	08/01/31	2,884,320
Kendall Kane & Will Counties IL Community Unit School District No. 308 Series 2014 (NR/Aa3)(a)
2,000,000	4.125	02/01/30	2,125,800
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NPFG) (FGIC) (A/A3)(b)
95,000	0.000	11/01/19	92,669

			8,440,324

Indiana(a) – 0.8%
Indiana Bond Bank Revenue Bonds (Special Program-Hendricks Regional Health) Series A (AA/NR)
500,000	5.500	02/01/29	529,600
Tri-Creek IN 2002 High School Building Corporation Revenue Bonds (Refunding) Series 2016 (AA+/NR)
2,000,000	4.000	07/15/34	2,110,040

			2,639,640

Iowa(a)(c) – 0.4%
Waterloo Community School District Infrastructure Sales & Services Tax Revenue Bonds (Refunding) Series A (A/NR)
1,245,000	5.250	07/01/19	1,345,148

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas(a) – 0.5%
Kansas Development Finance Authority Hospital Revenue Bonds (Refunding-Adventist Health Sunbelt Obligation Group) Series A (AA/Aa2)
$ 1,500,000	5.000%	11/15/32	$ 1,704,255

Louisiana(a)(c) – 2.3%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A/A2)
7,000,000	5.500	10/01/20	7,940,170

Michigan(a) – 1.8%
Michigan State Housing Development Authority Revenue Bonds (Non-AMT) (Non-ACE) Series B (AA+/Aa2)
2,920,000	2.550	06/01/27	2,909,868
2,000,000	3.350	12/01/34	1,988,220
Michigan State Housing Development Authority Revenue Bonds Series A (AA/NR)
1,400,000	3.000	10/01/32	1,363,250

			6,261,338

Missouri – 81.0%
Arnold MO Certificates of Participation (A+/NR)
200,000	3.000	11/01/17	201,016
230,000	3.000	11/01/18	235,499
210,000	3.000(a)	11/01/19	213,971
225,000	3.625(a)	11/01/22	230,054
470,000	3.700(a)	11/01/23	480,697
225,000	3.800(a)	11/01/24	230,312
480,000	3.875(a)	11/01/25	491,534
250,000	4.000(a)	11/01/26	256,203
Belton MO Certificates of Participation (A+/NR)(a)(c)
500,000	5.125	03/01/18	512,200
500,000	5.250	03/01/18	512,560
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series B (AA+/Aa1)(a)
150,000	4.000	03/01/21	152,541
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-Combined Lien) Series A (AA+/Aa2)(a)
1,000,000	5.000	10/01/33	1,163,990
1,035,000	5.000	10/01/44	1,183,781
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-St. Clair County Metrolink Project) (AGM) (AA/A2)
2,000,000	5.250	07/01/20	2,211,020
Boone County MO Hospital Revenue Bonds (NR/Baa1)(a)(c)
2,350,000	5.750	08/01/18	2,459,933
Boone County MO Hospital Revenue Bonds Series 2012 (NR/Baa1)
400,000	4.000	08/01/18	410,196
500,000	4.000	08/01/19	522,155
Branson MO Reorganized School District No. R-4 GO Bonds Series 2012 (A+/NR)(a)
2,000,000	4.000	03/01/27	2,143,300
Cape Girardeau County MO Industrial Development Authority Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)(a)
750,000	5.000	06/01/26	843,833
Chesterfield MO Certificates of Participation (AMBAC) (NR/Aa1)
600,000	5.000	02/15/22	694,266
Clay County MO Public School District No. 53 Liberty GO Bonds (Refunding) Series 2016 (AA/NR)(a)
1,000,000	4.000	03/01/34	1,067,310
1,000,000	4.000	03/01/35	1,064,990

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Clay County MO Public School District No. 53 Liberty GO Bonds (Refunding) Series 2016 (AA/NR)(a) (continued)
$ 1,000,000	4.000%	03/01/36	$ 1,062,660
Clay County MO Public School District No. 53 Liberty School Building Direct Deposit Program GO Bonds (AA+/NR)(a)
1,280,000	5.000	03/01/25	1,308,813
Clayton MO Special Obligation Revenue Bonds (Build America Bonds) Series B (AA+/NR)(a)
810,000	5.200	12/01/23	854,663
Columbia MO Special Obligation Revenue Bonds (Refunding) Series 2015 (AA/NR)
495,000	5.000	02/01/18	505,138
470,000	5.000	02/01/19	498,397
Columbia MO Water & Electric Revenue Bonds (Refunding & Improvement System) Series 2015 (A+/NR)(a)
500,000	4.000	10/01/42	515,690
Cottleville MO Certificates of Participation (Refunding) (NR/A2)(a)
1,000,000	3.750	08/01/32	1,008,750
Duckett Creek MO Sewer District Revenue Bonds (Refunding-System) Series 2015 (NR/Aa3)
1,300,000	5.000	12/01/24	1,563,588
1,215,000	5.000	12/01/25	1,470,490
Grain Valley MO Certificates of Participation (Refunding) (NR/NR)(a)
200,000	5.000	09/01/20	200,556
Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series 2014 (A+/A1)(a)
1,000,000	5.000	12/30/26	1,186,190
Greene County MO GO Bonds Limited-Jamestown NID Project Series B (NR/Aa2)(a)(c)
4,280,000	5.000	04/01/22	5,006,573
Greenwood MO GO Build America Bonds Taxable Series B (AA-/NR)(a)
500,000	5.625	03/01/25	542,255
Higginsville MO Sewage Systems Revenue Bonds (Build America Bonds-Taxable Direct Payment to Issuer) (BB+/NR)(a)
500,000	5.924	10/01/30	508,640
I-470 & 350 Transportation Development District MO Sales Tax Revenue Bonds (Refunding & Improvement) (Radian) (AGC) (AA/A3)(a)
130,000	4.600	06/01/29	130,069
Independence MO School District (Refunding) (Direct Deposit Program) Series 2016 (AA+/NR)(a)
1,500,000	4.000	03/01/30	1,656,855
Independence MO School District Lease Certificates of Participation (Refunding) Series 2016 (A+/NR)
600,000	3.000	04/01/22	632,592
875,000	3.000	04/01/23	924,490
500,000	3.000	04/01/24	526,235
960,000	3.000(a)	04/01/26	991,056
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NPFG) (NR/Aa3)(a)
500,000	5.000	12/01/20	501,615
Jackson County MO Reorganized School District No. 7 Certificates of Participation Series 2016 (AA/NR)
500,000	4.000	05/01/24	558,440
900,000	4.000	05/01/25	1,005,237
700,000	4.000(a)	05/01/27	768,719
630,000	4.000(a)	05/01/29	676,110
675,000	4.000(a)	05/01/30	716,411

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO School District Hickman Mills C-1 Certificates of Participation (Energy Conservation Project) Series 2015 (A-/NR)(a)
$ 475,000	3.000%	04/15/28	$ 473,694
575,000	3.250	04/15/30	573,200
550,000	3.300	04/15/31	542,812
700,000	3.375	04/15/32	690,781
Jackson County MO School District No. C-1 Hickman School Building Direct Deposit Program GO Bonds (AA+/NR)(a)(c)
500,000	5.000	03/01/18	511,990
Jackson County MO Special Obligation Revenue Bonds (Refunding-Truman Sports Complex Project) Series 2014 (NR/A1)(a)
1,000,000	5.000	12/01/25	1,195,980
Jackson County MO Special Obligation Revenue Bonds (Right of Way Project) (NR/A1)(a)
1,345,000	4.000	12/01/26	1,500,078
1,455,000	4.000	12/01/28	1,599,743
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Center Projects) (NR/Aa3)
890,000	4.000	12/01/17	899,176
595,000	4.250(a)	12/01/23	654,101
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Control Project) Series B (NR/Aa3)
900,000	3.500	12/01/18	928,629
920,000	3.850	12/01/20	990,224
500,000	4.350(a)	12/01/23	551,965
820,000	4.500(a)	12/01/24	906,354
Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(a)
1,750,000	4.000	03/01/30	1,918,910
Jefferson County MO Consolidated Public Water Supply District No. C-1 Waterworks Revenue Bonds (Refunding) (AA/NR)(a)
290,000	4.000	12/01/20	292,828
435,000	4.000	12/01/21	439,111
425,000	4.000	12/01/22	428,931
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (A-/NR)(a)
1,000,000	5.500	02/15/31	1,093,750
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Freeman Health System Project) Series 2014 (A-/NR)(a)
1,895,000	5.000	02/15/27	2,170,306
Kansas City MO GO Bonds (Refunding & Improvement) Series A (AA/Aa2)(a)
5,425,000	4.500	02/01/24	6,132,311
Kansas City MO Industrial Development Authority Revenue Bonds (AMBAC) (AA-/A1)(a)(c)
1,905,000	4.500	12/01/17	1,927,689
Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Downtown Redevelopment District) Series A (AA-/A1)(a)
2,130,000	5.500	09/01/29	2,417,827
Kansas City MO Sanitary Sewer System Revenue Bonds (Refunding) Series A (AA/Aa2)(a)
1,895,000	4.000	01/01/33	2,033,070
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series C (AA-/A1)(a)(c)
1,000,000	5.500	04/01/18	1,030,370
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series D (AA-/A1)(a)
50,000	6.431	04/01/18	50,690

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(b)
$ 4,465,000	0.000%	02/01/18	$ 4,429,726
Kansas City MO Special Obligation Revenue Bonds (Downtown Streetcar Project) Series A (AA-/A1)(a)
760,000	5.000	09/01/31	813,724
Kansas City MO Special Obligation Revenue Bonds (Refunding) Series C (AA-/A1)
1,000,000	5.000	09/01/27	1,210,570
1,000,000	5.000(a)	09/01/31	1,168,070
Kansas City MO Special Obligation Tax Allocation (East Village Project) Series A (AA-/A1)(a)
500,000	5.000	04/15/31	543,075
Kirkwood MO Certificates of Participation (Build America Bonds-Taxable Direct Payment) (NR/Aa2)(a)
500,000	6.050	09/01/30	512,685
Kirkwood School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (NR/Aa2)
1,860,000	5.000	02/15/20	2,032,906
1,700,000	5.000	02/15/21	1,912,755
Liberty MO Public School District No. 53 Lease Participation Certificates (Refunding) (School Board Association) Series 2016 (AA-/NR)(a)
1,040,000	3.000	04/01/27	1,067,196
Metropolitan St. Louis MO Sewer District Wastewater System Revenue Bonds Series A (AAA/Aa1)(a)
485,000	5.000	05/01/42	551,474
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (AA-/NR)
1,000,000	5.000	12/01/20	1,110,420
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding-Iatan 2 Project) Series A (NR/A2)(a)
3,115,000	5.000	01/01/31	3,563,685
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AA-/NR)(a)
400,000	4.000	04/01/28	429,332
425,000	5.000	04/01/31	481,665
475,000	5.000	04/01/32	537,653
500,000	5.000	04/01/33	565,235
500,000	5.000	04/01/34	564,525
Missouri State Board of Public Buildings Special Obligation (Refunding) Series A (AA+/Aa1)(a)
2,450,000	5.000	10/01/21	2,742,775
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)(a)
1,825,000	3.000	10/01/26	1,890,262
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series B (AA+/Aa1)(a)
800,000	4.000	04/01/28	883,008
Missouri State Development Finance Board Cultural Facilities Revenue Bonds (Nilson Gallery Foundation) Series A (AA-/NR)
1,000,000	4.000	12/01/17	1,009,350
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds (Tri-County Water Authority Project) (NR/Aa3)
735,000	3.000	01/01/20	764,202
595,000	5.000(a)	01/01/30	695,490
775,000	5.000(a)	01/01/31	900,759

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance-State Revolving Funds Program) Series B (GO of Authority) (NR/Aaa)(a)
$ 380,000	5.125%	01/01/18	$ 381,303
5,000	5.000	01/01/22	5,015
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Bonds (Prerefunded-State Revolving Funds Programs) Series A (NR/NR)(a)(c)
310,000	5.500	01/01/19	329,539
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Bonds (Unrefunded-State Revolving Funds Programs) Series A (NR/Aaa)(a)
90,000	5.500	01/01/23	95,700
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (A.T. Still University of Health Sciences) Series 2011 (A-/NR)
510,000	3.000	10/01/17	511,632
525,000	4.000	10/01/18	542,388
545,000	4.000	10/01/19	572,430
400,000	3.500	10/01/21	424,492
1,850,000	5.250(a)	10/01/41	2,085,708
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Kansas City University of Medicine And Biosciences) Series A (NR/A1)(a)
1,440,000	4.500	06/01/28	1,591,128
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Ranken Technical College) Series A (NR/A3)(a)(c)
1,000,000	5.125	11/01/19	1,091,080
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding-Webster University Project) Series 2017 (NR/A2)(a)
1,590,000	4.000	04/01/33	1,685,432
1,345,000	4.000	04/01/34	1,420,011
1,395,000	4.000	04/01/35	1,469,270
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (University of Central Missouri) Series C (A+/NR)(a)
2,400,000	5.000	10/01/26	2,813,832
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Prerefunded-Cox Health) Series A (NR/NR)(a)(c)
1,880,000	5.125	11/15/18	1,979,114
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-Cox Health) Series A (NR/A2)(a)
2,500,000	5.000	11/15/35	2,780,800
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A+/NR)(a)
1,000,000	5.000	12/01/33	1,125,200
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (St. Lukes Episcopal) Series 2011 (A+/NR)(a)
2,270,000	5.000	12/01/25	2,561,990
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Unrefunded-Cox Health) Series A (NR/A2)(a)
470,000	5.125	11/15/23	494,840

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Health Facllities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A+/NR)(a)
$ 1,375,000	5.000%	12/01/31	$ 1,560,405
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series 2014 (AA/Aa2)
1,000,000	5.000	01/01/18	1,017,070
Missouri State Health & Educational Facilities Authority Revenue Bonds (Children’s Mercy Hospital) Series 2009 (A+/NR)(a)
170,000	5.000	05/15/23	181,548
Missouri State Health & Educational Facilities Authority Revenue Bonds (Children’s Mercy Hospital) Series 2009 (NR/NR)(a)(c)
830,000	5.000	05/15/19	888,216
Missouri State Health & Educational Facilities Authority Revenue Bonds (Kansas City University of Medicine & Biosciences) Series A (NR/A1)(a)
950,000	5.000	06/01/34	1,106,246
1,100,000	5.000	06/01/37	1,272,821
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding & Improvement-Webster University Project) Series 2011 (NR/A2)(a)(c)
4,000,000	5.000	04/01/21	4,542,800
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Children’s Mercy Hospital) Series 2016 (A+/NR)(a)
1,250,000	4.000	05/15/33	1,312,300
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Lake Regional Health System) (BBB+/NR)
2,000,000	5.000	02/15/19	2,086,740
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-The Children’s Mercy Hospital) Series 2016 (A+/NR)(a)
1,250,000	4.000	05/15/39	1,288,262
Missouri State Health & Educational Facilities Authority Revenue Bonds (SSM Health Care) Series B (A+/NR)(a)
1,000,000	5.000	06/01/21	1,097,990
1,000,000	4.500	06/01/25	1,071,520
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Louis College of Pharmacy) Series B (BBB/NR)(a)
500,000	5.000	05/01/30	544,935
1,410,000	5.000	05/01/40	1,493,542
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Lukes Health System) Series A (AGM) (AA/A1)
1,000,000	5.000	11/15/19	1,085,550
Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-Ascension Health Senior Credit Group) Series C5-REMK (AA+/Aa2)(a)(d)
2,740,000	0.780	11/15/26	2,740,000
Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-Pooled Hospital) Series C (U.S. Bank NA LOC) (AA/NR)(a)(d)
2,000,000	0.830	08/01/29	2,000,000
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Courthouse Apartments LLC) Series 2009-1 (FHA) (AA+/NR)(a)
610,000	5.250	07/01/42	644,374
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Samantha Heights Apartments Project) Series 2 (FHA) (AA+/NR)(a)
500,000	4.375	07/01/30	529,955

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series B-2 (GNMA/FNMA/FHLMC) (AA+/NR)(a)
$ 2,135,000	3.550%	11/01/30	$ 2,202,850
2,010,000	3.950	11/01/40	2,057,094
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program Market Bonds) Series E-1 (GNMA/FNMA/FHLMC) (AA+/NR)(a)
180,000	3.950	05/01/21	185,170
215,000	3.950	11/01/21	221,175
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program) (Non-AMT) Series E-4 (GNMA/FNMA/FHLMC) (AA+/NR)(a)
225,000	3.600	11/01/23	236,797
340,000	3.750	05/01/24	359,149
280,000	3.800	05/01/25	295,495
Missouri State University Auxiliary Enterprise System Revenue Bonds (Refunding) Series A (A+/A1)
1,170,000	4.000	04/01/19	1,226,476
2,835,000	4.000(a)	04/01/26	3,070,305
Nodaway County MO Industrial Development Authority Educational Facilities Revenue Bonds (Variable-Northwest Foundation, Inc.) Series 2008 (AA-/NR)(a)(d)
290,000	0.820	11/01/28	290,000
North Kansas City MO Levee District (Improvement) Series 2011 (A-/NR)
275,000	3.000	04/01/18	278,834
280,000	3.000	04/01/19	289,388
265,000	3.250(a)(c)	04/01/19	274,975
590,000	4.000(a)(c)	04/01/19	619,483
790,000	4.500(a)(c)	04/01/19	835,970
425,000	4.625(a)(c)	04/01/19	450,602
445,000	4.750(a)(c)	04/01/19	472,724
North Kansas City MO School District No. 74 Certificates of Participation Series 2015 (NR/Aa3)
520,000	3.000	09/01/17	520,889
540,000	3.000	09/01/18	552,134
Northwest Missouri State University Revenue Bonds (Housing System) (NR/A3)
1,535,000	2.000	06/01/19	1,557,687
2,750,000	4.000(a)	06/01/26	2,957,185
2,925,000	4.000(a)	06/01/27	3,131,534
1,000,000	4.000(a)	06/01/28	1,065,450
O’Fallon MO Certificates of Participation (NPFG) (NR/Aa3)
1,000,000	5.250	11/01/18	1,052,930
O’Fallon MO Special Obligation Revenue Bonds Series 2012 (AA-/NR)(a)
1,135,000	4.000	11/01/22	1,252,223
OTC Public Building Corp. MO Build America Bonds Revenue Bonds Series 2010 (AGM) (AA/NR)(a)
1,000,000	6.400	03/01/30	1,080,030
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding-Ozarks Technical Community College) (AGM) (AA/NR)
1,500,000	5.000	03/01/19	1,595,385
Ozark MO Certificates of Participation Series 2014 (A+/NR)(a)
500,000	5.000	09/01/44	558,705
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (Refunding & Improvement) Series 2015 (AA+/NR)(a)
1,000,000	4.000	03/01/30	1,101,720
1,000,000	4.000	03/01/34	1,089,600
1,500,000	4.000	03/01/35	1,630,290

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Platte County MO Industrial Development Authority Transportation Revenue Bonds (Refunding & Improvement-Zona Rosa Retail Project) (AA-/NR)(a)
$ 435,000	5.000%	12/01/18	$ 441,020
850,000	5.000	12/01/20	861,280
Platte County MO R-3 School District Building Corp. Leasehold Revenue Bonds (School Project) (AA-/NR)(a)
1,000,000	4.000	04/01/23	1,100,740
550,000	4.000	04/01/28	584,573
800,000	4.000	04/01/29	846,680
1,475,000	4.000	04/01/30	1,554,443
Republic MO Special Obligation Revenue Bonds (A/NR)
345,000	3.000	08/01/17	345,000
150,000	3.150	05/01/18	152,340
360,000	3.000	08/01/18	366,890
150,000	3.300(a)	05/01/19	152,057
250,000	3.500(a)	05/01/20	253,553
300,000	3.750(a)	05/01/21	305,109
325,000	3.875(a)	05/01/22	330,541
Rolla MO Certificates of Participation Series B (A+/NR)(a)
225,000	3.150	07/01/27	227,039
410,000	3.450	07/01/32	411,095
Saint Louis MO Airport Revenue Bonds (Lambert-St. Louis International Airport) Series 2005 (NPFG) (A/A3)
2,135,000	5.500	07/01/28	2,759,850
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2012 (AA+/NR)(a)
3,000,000	4.000	04/01/23	3,317,820
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
1,300,000	4.000	04/01/23	1,437,722
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series B (AA+/NR)(a)
2,675,000	4.000	04/01/24	2,917,328
Springfield MO Public Building Corp. Leasehold Revenue Bonds (Taxable Improvement-Branson National Airport) (NR/Aa2)(a)
540,000	6.750	03/01/28	569,225
575,000	6.850	03/01/29	605,446
Springfield MO Public Utility Revenue Bonds (Refunding) Series 2015 (AA+/NR)(a)
1,310,000	4.000	08/01/31	1,436,651
Springfield MO Special Obligation Revenue Bonds (College Station Garage Project) Series A (NR/Aa3)(a)
190,000	4.500	11/01/18	191,687
530,000	4.500	11/01/19	534,706
610,000	4.500	11/01/20	615,417
645,000	4.750	11/01/21	651,121
685,000	4.750	11/01/22	691,501
Springfield MO Special Obligation Revenue Bonds (Heers Garage Project) Series B (NR/Aa3)(a)
385,000	4.750	11/01/21	388,654
405,000	4.750	11/01/22	408,843
Springfield MO Special Obligation Revenue Bonds (Refunding) Series A (NR/Aa2)
925,000	2.000	05/01/21	946,876
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (NR/Aa3)
1,305,000	2.000	05/01/20	1,329,182
1,335,000	2.000	05/01/21	1,364,103
1,000,000	4.000(a)	05/01/26	1,098,880
1,405,000	4.000(a)	05/01/27	1,534,386

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Springfield MO Special Obligation Revenue Bonds (Sewer Systems Improvement Project) Series 2012 (NR/Aa2)
$ 1,275,000	5.000%	04/01/22	$ 1,479,510
1,340,000	5.000(a)	04/01/23	1,555,593
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (Refunding) Series 2016 (AA/NR)(a)
1,000,000	4.000	12/01/31	1,056,540
St. Charles MO Certificates of Participation Build America Bonds Series B (NR/Aa3)(a)
1,250,000	5.650	02/01/30	1,305,175
St. Charles MO Certificates of Participation Series 2012 (NR/A1)(a)
1,000,000	3.000	05/01/22	1,019,810
St. Joseph MO Industrial Development Authority Special Obligation Revenue Bonds (Refunding) (Sewer System Improvements Project) Series B (A+/NR)(a)
1,085,000	5.000	04/01/26	1,304,007
St. Louis County MO Library District Certificates of Participation (AA/Aa2)(a)
1,855,000	4.000	04/01/25	2,055,748
1,930,000	4.000	04/01/26	2,122,556
2,010,000	4.000	04/01/27	2,193,714
St. Louis County MO Parkway School District No. C-2 GO Bonds (Refunding & Improvement) (AAA/NR)
400,000	3.250	03/01/19	414,308
St. Louis County MO Parkway School District No. C-2 GO Bonds Series B (AAA/NR)(a)
1,000,000	4.000	03/01/32	1,088,530
St. Louis County MO Regional Convention & Sports Complex Authority Revenue Bonds (Refunding-Convention & Sports Facilities) Series B (AA/NR)
875,000	5.000	08/15/20	968,503
St. Louis County MO Special School District Certificates of Participation (Lease) Series B (AA/NR)(a)
1,735,000	4.000	04/01/26	1,887,055
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series 2012 (AMT) (A-/A3)(a)
1,280,000	5.000	07/01/23	1,457,459
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (Refunding) (AA/NR)
750,000	3.000	04/01/21	786,090
800,000	3.000	04/01/22	843,824
800,000	3.000(a)	04/01/23	843,824
St. Louis MO Muni Finance Corp. (Refunding-Carnahan Court House) Series A (A/NR)
2,710,000	5.000	02/15/27	3,218,260
St. Louis MO Municipal Finance Corporation Revenue Bonds Series A (A/NR)
1,320,000	5.000	04/15/25	1,552,822
1,390,000	5.000	04/15/26	1,645,829
St. Louis MO Municipal Finance Corporation Sales Tax Leasehold Revenue Bonds (Refunding) Series 2016 (A/NR)
1,000,000	5.000	02/15/24	1,164,230
2,595,000	4.000(a)	02/15/35	2,655,308
St. Louis MO Special Administrative Board Transitional School District GO Bonds (Direct Deposit Program) (AA+/NR)(a)(c)
4,250,000	5.000	04/01/18	4,365,132
St. Peters MO Certificates of Participation (Refunding) Series 2013 (NR/A1)(a)
695,000	3.250	05/01/21	722,807

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Stone County MO Reorganized School District No. 4 (Refunding -MO Direct Deposit Program) Series 2016 (AA+/NR)(a)
$ 1,725,000	4.000%	03/01/33	$ 1,854,582
1,840,000	4.000	03/01/34	1,971,026
Truman MO State University Housing Society Revenue Bonds (Refunding-Revenue) Series 2016 (NR/A1)(a)
865,000	3.000	06/01/25	900,257
Truman State University MO Housing System Revenue Bonds (Refunding) (NR/A1)(a)
765,000	4.000	06/01/21	817,303
Valley Park MO School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (A/NR)
345,000	3.000	03/01/18	349,206
360,000	3.000(a)(c)	03/01/18	364,388
385,000	3.150(a)(c)	03/01/18	390,024
700,000	3.300(a)(c)	03/01/18	709,737
Wentzville MO Certificates of Participation (Refunding) Series 2015 (NR/Aa3)
1,160,000	4.000	08/01/25	1,310,487
1,000,000	4.000(a)	08/01/26	1,122,720
Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2016 (NR/NR)(a)(b)
2,000,000	0.000	03/01/26	1,614,040
2,095,000	0.000	03/01/27	1,616,858
Wentzville R-IV School District MO Lease Certificates of Participation (Refunding & Improvement Certificates) Series 2016 (NR/Aa3)(a)
1,810,000	4.000	04/01/32	1,934,293
1,800,000	4.000	04/01/33	1,915,974
1,800,000	4.000	04/01/34	1,909,656
Wentzville R-IV School District MO Lease Certificates of Participation Series 2012 (NR/Aa3)
560,000	3.000	04/01/18	567,879
1,270,000	3.250(a)	04/01/21	1,305,471
Wentzville R-IV School District MO Lease Certificates of Participation Series 2015 (NR/Aa3)
565,000	5.000	04/01/24	673,700
990,000	4.000(a)	04/01/25	1,111,572
Wright City MO Industrial Revenue Bonds (Variable-Watlow Process System, Inc.) Series 2002 (A+/NR)(a)(d)
600,000	0.970	04/01/32	600,000

			279,351,647

New Hampshire(a) – 0.5%
New Hampshire Health & Education Facilities Authority Revenue Bonds (Concord Hospital) Series A (NR/A2)
1,750,000	4.000	10/01/33	1,817,742

New York(a) – 0.5%
Orange County NY GO Bonds Series A (NR/Aa3)
2,025,000	2.250	03/15/33	1,758,227

North Dakota(a) – 1.2%
North Dakota State Housing Finance Agency Homeownership Revenue Bonds (Home Mortgage Finance Program) Series C (NR/Aa2)
2,310,000	2.600	07/01/28	2,293,668
1,895,000	3.150	01/01/36	1,838,112

			4,131,780

Ohio(a) – 0.7%
Ohio Housing Finance Agency RSDL Mortgage Revenue Bonds (Refunding) Series K (GNMA/FNMA/FHLMC) (NR/Aaa)
2,400,000	3.200	09/01/36	2,401,656

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Pennsylvania(a) – 0.3%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
$ 1,000,000	5.000%	10/01/25	$ 1,086,890

Tennessee – 0.5%
Knox County Health Educational & Housing Facility Board Revenue Bonds (Refunding) (University Health Systems, Inc.) Series 2017 (BBB+/NR)
1,500,000	3.375	04/01/26	1,568,235

Wisconsin(a) – 0.6%
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Refunding-Ascension Health Credit Group) Series A (AA+/Aa2)
2,000,000	4.000	11/15/34	2,102,800

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $321,462,524)			$332,091,249

Short-term Investment(e) – 2.8%
Repurchase Agreement – 2.8%
State Street Bank & Trust Co.
$ 9,647,000	0.120%	08/01/17	9,647,000
Maturity Value: $9,647,032
(Cost $9,647,000)

TOTAL INVESTMENTS – 99.1% (Cost $331,109,524)			$341,738,249

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%			3,093,014

NET ASSETS – 100.0%			$344,831,263

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

(d)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2017.

(e)	Repurchase agreement was entered into on July 31, 2017. This agreement was fully collateralized by $10,620,000 U.S. Treasury Bond, 2.500%, due 05/15/46 with a market value of $9,840,142.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Investment Abbreviations:
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LLC	— Limited Liability Company
LOC	— Letter of Credit
NPFG	— National Public Finance Guarentee
NR	— Not Rated
Radian	— Insured by Radian Asset Assurance

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$331,109,528
Gross unrealized gain	11,878,139
Gross unrealized loss	(1,249,418)
Net unrealized security gain	$10,628,721

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – 97.4%
Alabama(a) – 1.3%
City of Jasper AL GO Bonds (Warrants) Series 2017 (NR/A2)
$ 745,000	4.000%		05/01/29	$ 814,769
Homewood AL Educational Building Authority Revenue Bonds (Refunding Educational Facilities Samford University) Series A (NR/A3)
1,000,000	4.000		12/01/35	1,025,320

				1,840,089

Arizona(a) – 0.4%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
450,000	5.000		01/01/25	486,153

California(b) – 1.8%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NPFG) (FGIC) (AA-/A3)
670,000	0.000		07/01/27	507,619
San Marcos Unified School District GO Bonds (Capital Appreciation) (AA-/Aa3)
2,275,000	0.000		08/01/24	1,944,078

				2,451,697

Illinois – 1.3%
Illinois Finance Authority Revenue Bonds (OSF Healthcare System) Series 2016 (A/A2)(a)
1,500,000	3.250		05/15/39	1,337,385
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NPFG) (FGIC) (A+/A3)(b)
470,000	0.000		11/01/19	446,387
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NPFG) (FGIC) (A/A3)(b)
30,000	0.000		11/01/19	29,264

				1,813,036

Kansas – 84.6%
Allen County KS Public Building Community Revenue Bonds (Allen County Hospital Project) Series 2012 (A/NR)(a)
1,090,000	5.000		12/01/27	1,220,484
1,140,000	5.000		12/01/28	1,272,251
1,195,000	5.000		12/01/29	1,319,878
Blue Valley KS Recreation Commission Certificates of Participation (Recreation Facilities) (AGM) (AA/Aa2)(a)
800,000	4.000		10/01/27	886,824
Bourbon County KS Unified School District No. 234-Fort Scott GO Bonds Series 2014 (A/NR)
900,000	5.000		09/01/23	1,067,364
Butler County KS Unified School District No. 385 GO Bonds (Refunding-School Building) Series 2017 (AA-/Aa3)(a)
1,000,000	4.000		09/01/30	1,111,220
500,000	4.000		09/01/31	551,895
Butler County KS Unified School District No. 490 GO Bonds (Refunding-School Building) Series A (AA-/NR)
500,000	5.000		09/01/18	521,270
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding–Bel Aire & Park City Project) Series 2017 (AGM) (AA/NR)
1,315,000	5.000		09/01/26	1,599,553
1,305,000	4.000	(a)	09/01/28	1,450,142

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
$ 1,000,000	5.250%		09/01/24	$ 1,152,830
City of Abilene KS Public Building Commission Revenue Bonds Series 2011 (AA-/NR)(a)
595,000	4.150		12/01/27	629,242
City of Manhattan KS Hospital Revenue Bonds (Refunding-Mercy Regional Hospital Center, Inc.) Series 2013 (A+/NR)(a)
2,000,000	5.000		11/15/29	2,198,100
City of McPherson KS Water System Revenue Bonds Series 2012 (Refunding) (A+/NR)
235,000	3.000		10/01/17	235,787
500,000	3.000		10/01/18	511,160
655,000	4.000		10/01/19	692,414
Coffeyville Public Building Commission Health Care Facilities Revenue Bonds Regional Medical Center (Refunding) Series 2012 (A+/NR)(a)(c)
1,115,000	3.000		08/01/17	1,115,000
County of Shawnee KS Certificates of Participation First Responders Communications Projects Series 2012 (NR/Aa3)(a)
1,145,000	4.000		09/01/26	1,215,830
Cowley County KS Unified School District No. 470 Arkansas City GO Bonds (Refunding) (A/NR)(a)
235,000	4.000		09/01/18	235,536
Dodge City KS Revenue Bonds (Refunding & Improvement) Series B (A+/NR)
1,815,000	4.000		09/01/20	1,962,941
Finney County Unified School District No. 457 GO Bonds (Refunding) Series A (NR/NR)(a)
1,530,000	4.000		09/01/30	1,666,002
Franklin County KS Unified School District No. 290 GO Bonds Series A (NR/A1)(a)
1,720,000	5.000		09/01/32	1,999,930
750,000	5.000		09/01/40	855,143
Geary Country KS GO Bonds (Refunding) Series 2016 (A/NR)(a)
1,000,000	4.000		09/01/29	1,101,490
Harvey County KS Unified School District No. 373 Newton GO Bonds (Refunding) Series 2014 (A+/NR)
550,000	2.000		09/01/17	550,462
Johnson & Miami County KS Unified School District No. 230 GO Bonds (Refunding) Series 2016 (NR/Aa3)
1,000,000	3.000		09/01/18	1,021,160
1,000,000	5.000		09/01/26	1,234,810
1,000,000	3.500	(a)	09/01/30	1,043,510
Johnson & Miami County KS Unified School District No. 230 GO Bonds Series B (NR/Aa3)(a)
1,000,000	4.000		09/01/33	1,082,240
Johnson County KS Park & Recreation District Certificates of Participation Series A (NR/Aa2)(a)
1,000,000	4.000		09/01/23	1,113,490
Johnson County KS Public Building Commission Lease Purchase Revenue Bonds (Refunding) Series C (AAA/Aaa)
750,000	4.000		09/01/18	774,795
500,000	4.000		09/01/20	543,920
Johnson County KS Unified School District No. 229 GO Bonds Series A (AA+/Aaa)(a)
945,000	4.000		10/01/23	1,004,195
Johnson County KS Unified School District No. 231 GO Bonds (Improvement) Series 2013-A (AA-/NR)
2,395,000	5.000		10/01/22	2,811,059

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (AA-/NR)(a)
$ 1,500,000	4.000%		10/01/36	$ 1,591,080
Johnson County KS Unified School District No. 233 GO Bonds (Refunding & Improvement) Series C (AA/Aa2)(a)
500,000	5.000		09/01/27	570,455
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series B (AA/Aa2)(a)
1,000,000	4.000		09/01/31	1,093,070
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series C (AA/Aa2)(a)
1,000,000	4.000		09/01/29	1,105,720
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding) Series A (NR/Aaa)(a)
1,000,000	4.000		10/01/35	1,084,700
Junction City KS GO Bonds (Refunding Water & Sewer System) Series B (A+/NR)(a)
825,000	5.500		09/01/36	953,634
Junction City KS GO Bonds (Refunding) Series A (A+/NR)
560,000	5.000		09/01/18	583,576
600,000	5.000	(a)	09/01/33	677,934
600,000	5.000	(a)	09/01/34	677,172
Kansas Development Finance Authority Hospital Revenue Bonds (Refunding-Adventist Health Sunbelt Obligation Group) Series A (AA/Aa2)(a)
1,500,000	5.000		11/15/32	1,704,255
Kansas Development Finance Authority Revenue Bonds (Prerefunded-Sister Leavenworth) Series A (NR/NR)(a)(c)
2,900,000	5.250		01/01/20	3,187,013
Kansas Development Finance Authority Revenue Bonds (Unrefunded-Sister Leavenworth) Series A (AA-/Aa3)(a)
440,000	5.250		01/01/25	479,582
Kansas Development Finance Authority Revenue Bonds (Wichita University Project) Series A (NR/Aa3)(a)
525,000	3.000		06/01/23	541,112
Kansas Development Finance Authority Revenue Bonds (Wichita University Union Corporation Student Housing Project) Series F-1 (NR/Aa3)(a)
1,000,000	5.000		06/01/24	1,120,190
790,000	5.250		06/01/42	883,512
Kansas Power Pool Electric Utility Revenue Bonds (Dogwood Energy Facilities) Series A (NR/A3)
500,000	5.000		12/01/19	539,875
Kansas State Department of Transportation Highway Revenue Bonds Series 2015 (AAA/Aa2)(a)
1,250,000	5.000		09/01/29	1,513,888
1,110,000	5.000		09/01/34	1,314,484
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Hays Medical Center, Inc.) Series Q (NR/WR)(a)(c)
750,000	5.000		05/15/19	802,605
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Stormont-Vail Healthcare) Series F (NR/A2)(a)
1,465,000	5.000		11/15/23	1,587,562
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) (AA/Aa2)(a)
1,000,000	5.500		11/15/23	1,106,840
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) Series D (AA/Aa2)(a)(c)
800,000	5.000		11/15/17	809,248

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Revenue Bonds (Department of Commerce) Series K (A+/A1)(a)
$ 2,000,000	3.500%	06/01/23	$ 2,063,700
Kansas State Development Finance Authority Revenue Bonds (Health Facilities) Series F (NR/A2)(a)
1,000,000	5.000	11/15/26	1,073,810
Kansas State Development Finance Authority Revenue Bonds (Kansas Project) Series M-1 (A+/Aa3)(a)
1,500,000	5.000	11/01/20	1,626,525
2,000,000	5.000	11/01/27	2,163,120
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series E-1 (A+/Aa3)(a)
700,000	5.000	11/01/22	780,591
Kansas State Development Finance Authority Revenue Bonds (University Projects) Series A (A+/Aa2)(a)
2,000,000	4.000	03/01/31	2,140,760
Kansas State Development Finance Authority Revenue Bonds Series G (A+/Aa3)(a)
1,000,000	5.000	04/01/30	1,152,270
Leavenworth County KS Unified School District No. 453 GO Bonds (Refunding & Improvement) Series A (AGC) (NR/Aa3)(a)(c)
1,455,000	5.250	09/01/19	1,575,547
Leavenworth County KS Unified School District No. 458 GO Bonds (Refunding & Improvement) Series A (NR/Aa3)(a)(c)
1,415,000	5.250	09/01/19	1,533,761
Leavenworth County KS Unified School District No. 464 GO Bonds (Refunding & Improvement) Series B (NR/A1)(a)
500,000	4.000	09/01/26	548,305
Lyons KS Public Building Commission Revenue Bonds (A+/NR)(a)
315,000	5.000	10/01/23	328,756
Newton KS GO Bonds (Refunding) Series A (AA-/NR)(a)
1,555,000	3.000	09/01/27	1,618,195
1,180,000	3.000	09/01/28	1,220,486
Olathe KS Health Facilities Revenue Bonds (Prerefunded-Olathe Medical Center) Series 2008 (NR/NR)(a)(c)
390,000	5.125	09/01/17	391,279
Olathe KS Health Facilities Revenue Bonds (Unrefunded-Olathe Medical Center) Series 2008 (A+/NR)(a)
805,000	5.125	09/01/21	807,801
Overland Park KS GO Bonds (Internal Improvement) Series A (AAA/Aaa)
1,070,000	3.000	09/01/19	1,113,891
Pratt County KS Public Building Commission Revenue Bonds (AA-/NR)
300,000	5.000	12/01/19	324,861
400,000	5.000	12/01/20	445,824
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (NPFG) (NR/Aa3)(a)
500,000	4.500	09/01/22	501,240
Reno County KS Unified School District No. 313 GO Bonds Series A (NR/A2)(a)
1,930,000	4.000	09/01/26	2,106,691
Riley County KS Unified School District No. 383 GO Bonds (Refunding) Series 2016 (NR/Aa2)(a)
2,000,000	3.000	09/01/30	2,023,820
Sedgwick County KS Public Building Commission Revenue Bonds (Technical Education Complex Project) Series 2008-1 (NR/Aaa)(a)
1,000,000	5.250	08/01/26	1,040,320

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Sedgwick County KS Unified School District No. 260 GO Bonds (Refunding) Series 2016 (NR/Aa3)
$ 1,000,000	4.000%	10/01/30	$ 1,130,140
1,000,000	4.000	10/01/31	1,129,460
Sedgwick County KS Unified School District No. 261 GO Bonds (Unrefunded-Refunding & School Improvement) Series 2007 (AGM) (AA/NR)(a)
25,000	5.000	11/01/32	25,251
Sedgwick County KS Unified School District No. 261 GO Bonds Series 2016 (NR/Aa3)(a)
985,000	3.000	11/01/32	955,549
Sedgwick County KS Unified School District No. 262 GO Bonds (Refunding) Series 2015 (A+/NR)(a)
800,000	4.000	09/01/25	893,336
1,500,000	4.000	09/01/26	1,655,340
Sedgwick County KS Unified School District No. 262 GO Bonds Series 2016 (A+/NR)(a)
1,425,000	5.000	09/01/34	1,626,951
Sedgwick County KS Unified School District No. 265 GO Bonds (Refunding) Series B (NR/Aa3)(a)
1,300,000	4.000	10/01/29	1,445,236
Seward County KS Unified School District No. 480 GO Bonds (Refunding & Improvement) (A+/A1)(a)
1,000,000	5.000	09/01/23	1,169,960
Shawnee County KS Certificates of Participation (Refunding) Series B (NR/Aa3)
845,000	3.000	09/01/20	885,847
Shawnee County KS Certificates of Participation Health Agency Parks & Recreation Projects (NR/Aa3)
200,000	3.750	09/01/18	206,056
Shawnee County KS Certificates of Participation Series 2015 (NR/Aa3)(a)
485,000	4.000	09/01/30	523,165
1,000,000	4.000	09/01/31	1,073,470
1,065,000	5.000	09/01/32	1,234,143
Shawnee County KS GO Bonds (Refunding) Series 2015 (NR/Aa2)
435,000	3.000	09/01/22	468,330
450,000	3.000	09/01/23	486,347
490,000	3.000	09/01/25	529,038
Shawnee County KS Unified School District No. 345 Seaman GO Bonds (Commercial Mortgage Backed Securities-Refunding-Improvement) Series A (NR/Aa3)(a)(b)
2,000,000	0.000	09/01/23	1,767,000
Topeka KS Public Building Commission Revenue Bonds (Refunding 10th & Jackson Project) Series A (NPFG) (A+/A3)(a)
1,000,000	5.000	06/01/23	1,049,960
Topeka KS Public Building Commission Revenue Bonds (Refunding Department of Social and Rehabilitation Project) Series B (NPFG) (A+/A3)(a)
300,000	5.000	06/01/23	314,988
475,000	5.000	06/01/24	498,693
Washburn University KS Revenue Bonds Series 2014 (Refunding) (NR/A1)
435,000	3.000	07/01/20	455,671
460,000	3.000	07/01/22	491,197
Wichita KS GO Bonds (AMT-Airport) Series C (AA+/Aa1)
590,000	5.000	12/01/25	717,068
Wichita KS GO Bonds Series B (AMT) (AA+/Aa1)(a)
940,000	4.000	12/01/42	968,877
Wichita KS Water & Sewer Utility Revenue Bonds (Refunding) Series B (AA-/NR)(a)
415,000	4.000	10/01/26	467,456

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds Series A (BHAC) (AA+/Aa1)(a)(c)
$ 1,000,000	5.000%	03/01/19	$ 1,063,100
Wyandotte County KS School District No. 500 GO Bonds (Refunding) (AA-/Aa2)
1,405,000	4.000	09/01/20	1,528,415
Wyandotte County KS Unified Government Utility System (Refunding & Improvement) Revenue Bonds Series 2011-A (A+/NR)
1,400,000	5.000	09/01/20	1,554,420
Wyandotte County-Kansas City Unified Government Special Obligation Revenue Bonds (Refunding-Sales Tax-KS International Speedway Corp. Project) Series 2014 (A+/NR)
400,000	5.000	12/01/17	405,324

			114,980,775

Louisiana(a)(c) – 1.7%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A/A2)
2,000,000	5.500	10/01/20	2,268,620

Maryland(a) – 1.0%
Montgomery County MD Housing Opportunities Commission Manufacturing & Reconstruction Development Revenue Bonds Series A-1 (FHLMC) (NR/Aaa)
1,285,000	4.000	07/01/45	1,314,774

Massachusetts(a) – 0.1%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
180,000	5.300	01/01/30	188,613

Michigan(a) – 0.7%
Michigan State Housing Development Authority Revenue Bonds (Non-AMT) (Non-ACE) Series B (AA+/Aa2)
1,000,000	3.350	12/01/34	994,110

Ohio(a) – 1.0%
Hamilton County OH Sales Tax Revenue Bonds (Refunding) Series A (NR/A1)
1,200,000	5.000	12/01/24	1,369,380

Pennsylvania(a) – 0.5%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
605,000	5.000	10/01/25	657,568

Tennessee – 0.4%
Knox County Health Educational & Housing Facility Board Revenue Bonds (Refunding) (University Health Systems, Inc.) Series 2017 (BBB+/NR)
500,000	3.375	04/01/26	522,745

Utah(a) – 1.2%
Unified Fire Service Area Local Building Authority Lease Revenue Bonds (Refunding) Series 2016 (NR/Aa2)
675,000	3.000	04/01/34	651,713

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Utah(a) – (continued)
Unified Fire Service Area Local Building Authority Lease Revenue Bonds (Refunding) Series 2016 (NR/Aa2) (continued)
$ 1,000,000	3.000%	04/01/35	$ 960,060

			1,611,773

Washington(a) – 0.6%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A/A2)
750,000	5.250	07/01/25	828,450

Wisconsin(a) – 0.8%
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Refunding-Ascension Health Credit Group) Series A (AA+/Aa2)
1,000,000	4.000	11/15/34	1,051,400

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $128,140,190)			$132,379,183

Short-term Investment(d) – 1.9%
Repurchase Agreement – 1.9%
State Street Bank & Trust Co.
$ 2,623,000	0.120%	08/01/17	$ 2,623,000
Maturity Value: $2,623,009
(Cost $2,623,000)

TOTAL INVESTMENTS – 99.3% (Cost $130,763,190)			$135,002,183

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%			921,960

NET ASSETS – 100.0%			$135,924,143

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

(d)	Repurchase agreement was entered into on July 31, 2017. This agreement was fully collateralized by $2,890,000 U.S. Treasury Bond, 2.500%, due 05/15/46 with a market value of $2,677,779.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BHAC	— Berkshire Hathaway Assurance Corp.
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Federal Home Loan Mortgage Corp.
GO	— General Obligation
NR	— Not Rated
NPFG	— National Public Finance Guarentee
WR	— Withdrawn Rating

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$130,763,191
Gross unrealized gain	4,617,087
Gross unrealized loss	(378,095)
Net unrealized security gain	$4,238,992

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

THE COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 – Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 – Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

Changes in valuation approaches or techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Trust’s Board of Trustees has adopted valuation procedures (“Valuation Procedures”) that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Board of Trustees has delegated to Commerce day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, Commerce regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by the Adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments applying these valuation adjustments are classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to determine current value. Government obligations that mature in sixty days or less shall be valued at the market price. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by

THE COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Collateralized mortgage-backed securities (“CMOs”) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s analysis of the market value of the security.

ii. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Short Term Investments — Short-term investments, except for Government obligations, having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. Government obligations maturing in less than 60 days shall be valued at their market price. With the exception of treasury securities, which are generally classified as Level 1, these investments are classified as Level 2 of the fair value hierarchy.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation, income payments, and events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under valuation procedures approved by the Trust’s Board of Trustees. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events that could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy outs; ratings downgrades; and bankruptcies.

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NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of July 31, 2017:

COMMERCE GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$107,513,208	$—	$—
Exchange Traded Fund	1,922,860	—	—
Repurchase Agreement	—	1,085,000	—
Total	$109,436,068	$1,085,000	$—

COMMERCE VALUE
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$258,664,500	$—	$—
Exchange Traded Fund	2,344,000	—	—
Total	$261,008,500	$—	$—

COMMERCE MIDCAP GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$133,609,546	$—	$—
Exchange Traded Fund	4,180,192	—	—
Repurchase Agreement	—	2,462,000	—
Total	$137,789,738	$2,462,000	$—

COMMERCE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$145,108,637	$—
Municipal Bond Obligations	—	70,942,817	—
Mortgage-Backed Obligations	—	245,660,249	—
Corporate Obligations	—	475,327,006	—
Foreign Debt Obligations	244,535	—	—
U.S. Treasury and/or Other U.S. Government Agencies	37,768,554	9,135,098	—
Investment Company	5,328,667	—	—
Repurchase Agreement	—	38,512,000	—
Total	$43,341,756	$984,685,807	$—

COMMERCE SHORT-TERM GOVERNMENT
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$2,407,152	$—
Mortgage-Backed Obligations	—	27,889,299	—
U.S. Treasury and/or Other U.S. Government Agencies	23,386,169	41,947,272	—
Repurchase Agreement	—	5,122,000	—
Total	$23,386,169	$77,365,723	$—

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$313,098,070	$—
Repurchase Agreement	—	24,554,000	—
Total	$—	$337,652,070	$—

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NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$332,091,249	$—
Repurchase Agreement	—	9,647,000	—
Total	$—	$341,738,249	$—

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$132,379,183	$—
Repurchase Agreement	—	2,623,000	—
Total	$—	$135,002,183	$—

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Credit Risks — The fixed income funds are subject to credit risks because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s willingness to make such payments.

Interest Rate Risks — The fixed income funds are subject to interest rate risks. Interest rate risk is the risk that the value of a Fund’s portfolio will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities.

Large Shareholder Purchase and Redemption Risk — A Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Market Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk).

Portfolio Concentrations — The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

Under normal market conditions, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of a Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of the Growth and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. The MidCap Growth Fund concentrates in mid-cap stocks. Investing in smaller and mid-sized companies may be riskier than investing in larger, more established companies.

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Schedule of Investments (continued)

July 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Quantitative Model Risk — The Growth, Value and MidCap Growth Funds are subject to the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative models used by the Adviser to manage the Growth, Value and MidCap Growth Funds may not perform as expected, particularly in volatile markets.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Act are filed herewith as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Commerce Funds

By	/s/ William Schuetter
William Schuetter
President

Date September 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ William Schuetter
William Schuetter
President

Date September 29, 2017

By	/s/ Peter Fortner
Peter Fortner
Chief Accounting Officer

Date September 29, 2017